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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8261

MEMBERS Mutual Funds
(Exact name of registrant as specified in charter)
550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

Pamela M. Krill
Madison/Mosaic Legal and Compliance Department
550 Science Drive
Madison, WI  53711
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300
Date of fiscal year end:  October 31
Date of reporting period:  July 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

MEMBERS(R) Mutual Funds

Quarterly Portfolio Holdings Report

July 31, 2009

      CONSERVATIVE ALLOCATION FUND

     MODERATE ALLOCATION FUND

     AGGRESSIVE ALLOCATION FUND

     CASH RESERVES FUND

     BOND FUND

     HIGH INCOME FUND

     DIVERSIFIED INCOME FUND

     LARGE CAP VALUE FUND

     LARGE CAP GROWTH FUND

     MID CAP VALUE FUND

     MID CAP GROWTH FUND

     SMALL CAP VALUE FUND

SMALL CAP GROWTH FUND

INTERNATIONAL STOCK FUND

Conservative Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.04%

	Alternative Asset Class Funds - 4.35%
68,485	Nakoma Absolute Return Fund *	$ 1,434,074

	Bond Funds - 58.33%
318,550	Dodge & Cox Income Fund	4,042,401
923,697	MEMBERS Bond Fund,
	Class Y (R)	9,218,494
669,520	MEMBERS High Income Fund,
	Class Y (R)	4,305,011
267,109	Oppenheimer International
	Bond Fund, Class Y	1,658,748
		19,224,654

	Foreign Stock Funds - 9.53%
8,197	Laudus International Market
	Masters Fund	114,510
324,255	MEMBERS International
	Stock Fund, Class Y (R)	3,025,301
		3,139,811

	Money Market Funds - 0.30%
99,376	SSgA Prime Money Market Fund	99,376

	Stock Funds - 27.53%
80,128	Fairholme Fund	2,140,213
245,483	MEMBERS Large Cap Growth Fund,
	Class Y (R)	3,151,997
238,579	MEMBERS Large Cap Value Fund,
	Class Y (R)	2,426,348
115,375	Victory Special Value Fund,
	Class I	1,356,810
		9,075,368

	Total Investment Companies - 100.04%	32,973,283
	( Cost $34,371,771 )

NET OTHER ASSETS AND LIABILITIES - (0.04)%		(13,437)
TOTAL NET ASSETS - 100.00%		$ 32,959,846

*	Non-income producing.
(R)	Affiliated Company.

Moderate Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 100.04%

	Alternative Asset Class Funds - 2.70%
100,663	Nakoma Absolute Return Fund *	$ 2,107,891
12,542	PIMCO Commodity RealReturn
	Strategy Fund, Institutional Class	93,689
		2,201,580

	Bond Funds - 33.59%
354,798	Dodge & Cox Income Fund	4,502,393
1,295,363	MEMBERS Bond Fund,
	Class Y (R)	12,927,725
1,178,747	MEMBERS High Income Fund,
	Class Y (R)	7,579,345
379,955	Oppenheimer International
	Bond Fund, Class Y	2,359,519
		27,368,982

	Foreign Stock Funds - 18.02%
22,666	Laudus International Market
	Masters Fund	316,643
1,406,329	MEMBERS International
	Stock Fund, Class Y (R)	13,121,054
63,904	Principal International Emerging
	Markets Fund, Institutional Class	1,241,017
		14,678,714

	Money Market Funds - 0.06%
49,181	SSgA Prime Money Market Fund	49,181

	Stock Funds - 45.67%
188,138	Fairholme Fund	5,025,164
159,878	Gateway Fund, Class Y	3,862,659
812,833	MEMBERS Large Cap Growth Fund,
	Class Y (R)	10,436,772
709,827	MEMBERS Large Cap Value Fund,
	Class Y (R)	7,218,937
483,577	MEMBERS Mid Cap Growth Fund,
	Class Y (R) *	2,306,665
307,346	MEMBERS Small Cap Growth Fund,
	Class Y (R) *	1,868,666
302,264	MEMBERS Small Cap Value Fund,
	Class Y (R)	2,336,498
353,723	Victory Special Value Fund,
	Class I	4,159,783
		37,215,144

	Total Investment Companies - 100.04%	81,513,601
	( Cost $91,745,620)

NET OTHER ASSETS AND LIABILITIES - (0.04)%		(34,717)
TOTAL NET ASSETS - 100.00%		$ 81,478,884

*	Non-income producing.
(R)	Affiliated Company.

Aggressive Allocation Fund Portfolio of Investments (Unaudited)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 99.97%

	Alternative Asset Class Funds - 0.23%
8,518	PIMCO Commodity RealReturn
	Strategy Fund, Institutional Class	$ 63,632

	Bond Funds - 9.45%
90,306	MEMBERS Bond Fund,
	Class Y (R)	901,256
263,455	MEMBERS High Income Fund,
	Class Y (R)	1,694,016
		2,595,272

	Foreign Stock Funds - 28.31%
114,557	Laudus International Market
	Masters Fund	1,600,365
576,971	MEMBERS International
	Stock Fund, Class Y (R)	5,383,138
40,665	Principal International Emerging
	Markets Fund, Institutional Class	789,709
		7,773,212

	Money Market Funds - 0.30%
82,283	SSgA Prime Money Market Fund	82,283

	Stock Funds - 61.68%
54,675	Fairholme Fund	1,460,358
72,099	Gateway Fund, Class Y	1,741,906
340,609	MEMBERS Large Cap Growth Fund,
	Class Y (R)	4,373,413
231,479	MEMBERS Large Cap Value Fund,
	Class Y (R)	2,354,138
347,667	MEMBERS Mid Cap Growth Fund,
	Class Y (R) *	1,658,373
188,982	MEMBERS Small Cap Growth Fund,
	Class Y (R) *	1,149,013
169,339	MEMBERS Small Cap Value Fund,
	Class Y (R)	1,308,991
245,978	Victory Special Value Fund,
	Class I	2,892,705
		16,938,897

	Total Investment Companies - 99.97%	27,453,296
	( Cost $32,450,113 )

NET OTHER ASSETS AND LIABILITIES - 0.03%		6,872
TOTAL NET ASSETS - 100.00%		$ 27,460,168

*	Non-income producing.
(R)	Affiliated Company.

Cash Reserves Fund Portfolio of Investments (Unaudited)

		Value			Value
Par Value		(Note 1)	Shares		(Note 1)

COMMERCIAL PAPER - 5.12%			INVESTMENT COMPANIES - 8.53%

	Pharmaceuticals - 5.12%		850,708	SEI Daily Income Trust
$1,000,000	Johnson & Johnson			Treasury II Fund	$ 850,708
	0.290%, due 10/26/09	$ 999,307	814,752	SSgA U.S. Treasury Money
				Market Fund	814,752
	Total Commercial Paper	999,307
	( Cost $999,307 )			Total Investment Companies	1,665,460
				( Cost $1,665,460 )
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 86.74%
			TOTAL INVESTMENTS - 100.39%		19,606,924
	Federal Home Loan Bank - 13.31% (A)		( Cost $19,606,924 )
900,000	0.180%, due 08/07/09	899,973	NET OTHER ASSETS AND LIABILITIES - (0.39)%		(76,004)
750,000	0.170%, due 08/31/09	749,894	TOTAL NET ASSETS - 100.00%		$ 19,530,920
950,000	0.160%, due 09/10/09	949,831
		2,599,698

	Federal Home Loan Mortgage Corp. - 24.65%		(A)	Rate noted represents annualized yield at time of
500,000	0.100%, due 08/05/09 (A)	499,995		purchase.
300,000	0.170%, due 08/10/09 (A)	299,987	(G)	Floating rate note. Date shown is next reset date.
200,000	0.120%, due 08/17/09 (A)	199,989
500,000	0.170%, due 08/26/09 (A)	499,941		The industry classification method used for
950,000	0.160%, due 09/08/09 (A)	949,835		purposes of this report may differ from the industry
865,000	0.175%, due 09/14/09 (A)	864,815		subclassification(s) used for Trust compliance
750,000	0.175%, due 10/05/09 (A)	749,763		purposes.
750,000	0.227%, due 10/08/09 (G)	749,927
		4,814,252

	Federal National Mortgage Association - 28.58%
750,000	0.190%, due 08/03/09	749,992
750,000	0.170%, due 08/13/09 (A)	749,957
650,000	0.170%, due 08/24/09 (A)	649,929
1,000,000	0.150%, due 09/01/09 (A)	999,871
500,000	6.625%, due 09/15/09	503,650
655,000	0.220%, due 10/01/09 (A)	654,756
650,000	0.760%, due 11/02/09 (A)	648,724
615,000	4.625%, due 12/15/09	624,659
		5,581,538

	U.S. Cash Management Bills - 7.66% (A)
750,000	0.239%, due 10/15/09	749,627
750,000	0.420%, due 04/01/10	747,876
		1,497,503

	U.S. Treasury Bills - 12.54% (A)
850,000	0.150%, due 08/13/09	849,957
800,000	0.155%, due 08/20/09	799,935
800,000	0.297%, due 11/19/09	799,274
		2,449,166

	Total U.S. Government and Agency Obligations	16,942,157
	( Cost $16,942,157 )

Bond Fund Portfolio of Investments (Unaudited)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

ASSET BACKED - 0.97%			CORPORATE NOTES AND BONDS (continued)

$ 64,040	ABSC Long Beach Home Equity Loan Trust,			Finance (continued)
	Series 2000-LB1, Class AF5 (M)		$ 520,000	Lehman Brothers Holdings, Inc. (E)
	8.550%, due 09/21/30	$ 59,382		5.750%, due 01/03/17	$ 52
670,000	Chase Issuance Trust,		530,000	Merrill Lynch & Co., Inc.
	Series 2007-A17, Class A			6.150%, due 04/25/13	544,383
	5.120%, due 10/15/14	708,650	440,000	SLM Corp.
1,500,000	New Century Home Equity Loan Trust,			5.125%, due 08/27/12	330,717
	Series 2003-5, Class AI5 (G)		800,000	Textron Financial Corp.
	5.500%, due 11/25/33	1,121,291		6.000%, due 11/20/09	795,008
			250,000	UBS AG/Stamford Branch
	Total Asset Backed	1,889,323		5.750%, due 04/25/18	235,943
	( Cost $2,228,837 )		500,000	US Bank NA/Cincinnati, OH
				6.300%, due 02/04/14	545,702
CORPORATE NOTES AND BONDS - 18.19%			485,000	Wells Fargo & Co.
				5.250%, due 10/23/12	511,099
	Consumer Discretionary - 1.17%				6,678,164
750,000	American Association of Retired Persons (C)
	7.500%, due 05/01/31	807,482		Food & Drug Retailers - 0.54%
575,000	Erac USA Finance Co. (C)		1,000,000	Walgreen Co.
	6.700%, due 06/01/34	440,057		5.250%, due 01/15/19	1,061,114
1,000,000	McDonald's Corp.
	5.000%, due 02/01/19	1,042,189		Forestry/Paper - 0.38%
		2,289,728	325,000	Westvaco Corp.
				8.200%, due 01/15/30	309,593
	Consumer Staples - 1.28%		500,000	Weyerhaeuser Co.
1,000,000	Campbell Soup Co.			7.375%, due 03/15/32	428,090
	4.500%, due 02/15/19	1,007,698			737,683
215,000	PepsiCo, Inc./NC
	4.650%, due 02/15/13	227,058		Health Care - 0.85%
1,000,000	PepsiCo, Inc./NC		500,000	Eli Lilly & Co.
	7.900%, due 11/01/18	1,258,477		6.570%, due 01/01/16	554,956
		2,493,233	325,000	Genentech, Inc.
				5.250%, due 07/15/35	315,140
	Energy - 0.84%		500,000	Merck & Co., Inc./NJ
240,000	Hess Corp.			5.750%, due 11/15/36	531,466
	7.875%, due 10/01/29	277,644	230,000	Wyeth
850,000	Transocean, Inc.			6.500%, due 02/01/34	262,095
	6.000%, due 03/15/18	914,932			1,663,657
450,000	Valero Energy Corp.
	7.500%, due 04/15/32	439,398		Industrials - 2.41%
		1,631,974	240,000	Boeing Co./The
				8.625%, due 11/15/31	307,665
	Finance - 3.42%		215,000	DR Horton, Inc.
500,000	American General Finance Corp., Series H			5.250%, due 02/15/15	185,975
	4.625%, due 09/01/10	385,808	105,000	EI Du Pont de Nemours & Co.
215,000	Bank of America Corp.			5.000%, due 01/15/13	113,111
	5.750%, due 12/01/17	206,420	800,000	General Electric Co.
420,000	Bear Stearns Cos. LLC/The			5.000%, due 02/01/13	841,280
	7.250%, due 02/01/18	470,831	1,000,000	Hewlett-Packard Co.
1,250,000	Caterpillar Financial Services Corp.			6.125%, due 03/01/14	1,123,017
	7.050%, due 10/01/18	1,329,642	1,000,000	Honeywell International, Inc.
290,000	General Electric Global Insurance			3.875%, due 02/15/14	1,027,809
	Holding Corp.		270,000	Lockheed Martin Corp.
	7.000%, due 02/15/26	240,998		7.650%, due 05/01/16	318,845
330,000	General Electric Global Insurance		235,000	Waste Management, Inc.
	Holding Corp.			7.125%, due 12/15/17	258,645
	7.750%, due 06/15/30	278,802	525,000	WM Wrigley Jr. Co.
750,000	Goldman Sachs Group, Inc./The			4.300%, due 07/15/10	523,688
	5.700%, due 09/01/12	802,759			4,700,035

Bond Fund - Continued

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Utilities (continued)
			$ 750,000	Wisconsin Electric Power Co.
	Media - 1.18%			6.500%, due 06/01/28	$ 844,942
$ 525,000	Comcast Cable Communications				3,153,114
	Holdings, Inc.
	9.455%, due 11/15/22	$ 659,820		Total Corporate Notes and Bonds	35,517,707
455,000	Rogers Communications, Inc. (D)			( Cost $34,542,759 )
	6.250%, due 06/15/13	489,427
1,000,000	Time Warner Cable, Inc.		MORTGAGE BACKED - 21.22%
	8.250%, due 02/14/14	1,160,441
		2,309,688		Federal Home Loan Mortgage Corp. - 2.25%
			442,832	5.000%, due 05/01/18 Pool # E96322	465,300
	Office Electronics - 0.35%		4,871	8.000%, due 06/01/30 Pool # C01005	5,509
660,000	Xerox Corp.		8,473	7.000%, due 03/01/31 Pool # C48133	9,240
	6.875%, due 08/15/11	685,775	107,087	6.500%, due 01/01/32 Pool # C62333	115,350
			1,792,651	5.000%, due 07/01/33 Pool # A11325	1,842,735
	Real Estate Investment Trusts - 0.36%		163,583	6.000%, due 10/01/34 Pool # A28439	172,506
490,000	HCP, Inc.		137,597	6.000%, due 10/01/34 Pool # A28598	145,102
	6.700%, due 01/30/18	445,676	170,461	5.000%, due 04/01/35 Pool # A32315	174,957
270,000	Simon Property Group L.P.		142,255	5.000%, due 04/01/35 Pool # A32316	146,007
	5.875%, due 03/01/17	253,667	1,265,245	5.500%, due 11/01/37 Pool # A68787	1,311,920
		699,343			4,388,626

	Telecommunications - 3.22%			Federal National Mortgage Association - 18.92%
1,500,000	AT&T, Inc.		614,111	4.000%, due 04/01/15 Pool # 255719	627,670
	4.850%, due 02/15/14	1,596,450	443,622	5.500%, due 04/01/16 Pool # 745444	466,124
400,000	Cisco Systems, Inc.		30,939	6.000%, due 05/01/16 Pool # 582558	33,040
	5.500%, due 02/22/16	438,169	395,152	5.500%, due 02/01/18 Pool # 673194	418,046
775,000	New Cingular Wireless Services, Inc.		579,551	5.000%, due 05/01/20 Pool # 813965	606,964
	7.875%, due 03/01/11	839,699	704,845	4.500%, due 09/01/20 Pool # 835465	731,136
265,000	Sprint Nextel Corp.		57,618	6.000%, due 05/01/21 Pool # 253847	61,259
	6.000%, due 12/01/16	231,544	2,568,599	4.500%, due 04/01/23 Pool # 974401	2,640,587
1,000,000	Verizon Communications, Inc.		1,784,146	4.500%, due 06/01/23 Pool # 984075	1,834,149
	8.750%, due 11/01/18	1,278,825	28,426	7.000%, due 12/01/29 Pool # 762813	31,359
1,500,000	Verizon Wireless Capital LLC (C)		55,913	7.000%, due 11/01/31 Pool # 607515	61,454
	8.500%, due 11/15/18	1,904,856	252,677	6.500%, due 03/01/32 Pool # 631377	272,596
		6,289,543	2,242	7.000%, due 04/01/32 Pool # 641518	2,462
			31,086	7.000%, due 05/01/32 Pool # 644591	34,166
	Transportation - 0.58%		677,886	6.500%, due 06/01/32 Pool # 545691	731,324
285,000	Burlington Northern Santa Fe Corp.		249,037	6.000%, due 12/01/32 Pool # 676552	263,632
	8.125%, due 04/15/20	332,258	1,404,493	5.500%, due 04/01/33 Pool # 690206	1,461,791
359,000	Norfolk Southern Corp.		743,277	5.000%, due 10/01/33 Pool # 254903	763,694
	5.590%, due 05/17/25	342,644	1,062,189	5.500%, due 11/01/33 Pool # 555880	1,105,523
390,000	Norfolk Southern Corp.		112,103	5.000%, due 05/01/34 Pool # 775604	115,148
	7.050%, due 05/01/37	449,754	302,387	5.000%, due 05/01/34 Pool # 780890	310,599
		1,124,656	174,462	5.000%, due 06/01/34 Pool # 255230	179,199
			1,358,130	5.500%, due 06/01/34 Pool # 780384	1,412,688
	Utilities - 1.61%		17,473	7.000%, due 07/01/34 Pool # 792636	19,130
500,000	Energy East Corp.		244,568	5.500%, due 08/01/34 Pool # 793647	254,392
	8.050%, due 11/15/10	527,636	1,319,041	5.500%, due 03/01/35 Pool # 815976	1,371,204
535,000	Interstate Power & Light Co.		570,253	5.500%, due 07/01/35 Pool # 825283	592,805
	6.250%, due 07/15/39	575,552	745,324	5.000%, due 08/01/35 Pool # 829670	764,983
250,000	Progress Energy, Inc.		377,859	5.500%, due 08/01/35 Pool # 826872	392,802
	7.750%, due 03/01/31	301,909	574,291	5.000%, due 09/01/35 Pool # 820347	589,438
650,000	Sierra Pacific Power Co., Series M		588,346	5.000%, due 09/01/35 Pool # 835699	603,864
	6.000%, due 05/15/16	671,791	740,769	5.000%, due 10/01/35 Pool # 797669	760,308
215,000	Virginia Electric and Power Co.		820,758	5.500%, due 10/01/35 Pool # 836912	853,216
	5.100%, due 11/30/12	231,284	666,946	5.000%, due 11/01/35 Pool # 844504	684,538
			762,801	5.000%, due 11/01/35 Pool # 844809	782,920
			773,590	5.000%, due 12/01/35 Pool # 850561	793,995
			1,026,035	6.000%, due 07/01/36 Pool # 870749	1,078,153

Bond Fund (concluded)

Par Value		(Note 1)	Par Value		(Note 1)

MORTGAGE BACKED (continued)			U.S. GOVERNMENT AND AGENCY OBLIGATIONS (continued)

	Federal National Mortgage Association (continued)			U.S. Treasury Notes (continued)
$ 755,131	6.000%, due 11/01/36 Pool # 902510	$ 799,351	$7,700,000	2.750%, due 02/15/19	$ 7,233,765
697,099	5.500%, due 02/01/37 Pool # 905140	723,577			87,126,609
670,263	5.500%, due 05/01/37 Pool # 899323	695,303
1,018,697	5.500%, due 05/01/37 Pool # 928292	1,056,755		Total U.S. Government and	105,075,213
916,699	6.000%, due 10/01/37 Pool # 947563	962,405		Agency Obligations
1,973,840	6.500%, due 12/01/37 Pool # 889072	2,113,710		( Cost $103,503,755 )
2,054,000	5.000%, due 04/01/38 Pool # 257160	2,104,209
992,037	5.500%, due 07/01/38 Pool # 986805	1,028,887	CERTIFICATE OF DEPOSIT - 0.86%
1,179,356	5.500%, due 07/01/38 Pool # 986973	1,223,165
1,241,885	5.000%, due 08/01/38 Pool # 988934	1,272,242	1,684,047	State Street Eurodollar
1,171,257	6.500%, due 08/01/38 Pool # 987711	1,254,189		0.010%, due 08/03/09	1,684,047
		36,940,151
				Total Certificate of Deposit	1,684,047
	Government National Mortgage Association - 0.05%			( Cost $1,684,047 )
16,926	8.000%, due 10/20/15 Pool # 002995	18,210
43,127	6.500%, due 02/20/29 Pool # 002714	46,615	Shares
25,470	6.500%, due 04/20/31 Pool # 003068	27,509
		92,334	INVESTMENT COMPANY - 4.44%

	Total Mortgage Backed	41,421,111	8,674,995	SSgA Prime Money Market Fund	8,674,995
	( Cost $39,627,936 )
				Total Investment Company	8,674,995
U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 53.83%				( Cost $8,674,995 )

	Federal Farm Credit Bank - 0.29%		TOTAL INVESTMENTS - 99.51%		194,262,396
500,000	5.875%, due 10/03/16	558,918	( Cost $190,262,329)
			NET OTHER ASSETS AND LIABILITIES - 0.49%		954,622
	Federal Home Loan Mortgage Corp. - 1.62%		TOTAL NET ASSETS - 100.00%		$ 195,217,018
2,500,000	4.875%, due 11/15/13	2,736,335
400,000	4.500%, due 01/15/14	431,828
		3,168,163
			(A)	Rate noted represents annualized yield at time of purchase.
	Federal National Mortgage Association - 0.61%
1,095,000	4.625%, due 10/15/14	1,182,903	(C)	Security sold within terms of a private placement memorandum exempt from registration under section
	U.S. Treasury Bills - 1.85% (A)			144A of the Securities Act of 1933, as amended,
620,000	0.325%, due 12/17/09	3,615,564		and may be sold only to dealers in that program or
				other "qualified institutional investors." The
	U.S. Treasury Bonds - 4.83%			securities have been determined to be liquid under
2,905,000	6.625%, due 02/15/27	3,752,897		guidelines established by the Board of Trustees.
5,500,000	4.500%, due 05/15/38	5,670,159	(D)	Notes and bonds, issued by foreign entities,
		9,423,056		denominated in U.S. dollars. The aggregate of
				these securities is 0.25% of total net assets.
	U.S. Treasury Notes - 44.63%		(E)	In Default. Issuer is bankrupt.
21,000,000	0.875%, due 01/31/11	21,009,030	(G)	Floating rate or variable rate note.
3,100,000	0.875%, due 02/28/11	3,099,039		Rate shown is as of July 31, 2009.
2,000,000	1.000%, due 07/31/11	1,993,757	(M)	Stated interest rate is contingent upon sufficient
5,000,000	1.750%, due 11/15/11	5,052,750		collateral market value. If collateral market
4,000,000	1.125%, due 12/15/11	3,981,876		value falls below a stated level, the issuer will
4,975,000	1.375%, due 02/15/12	4,971,891		either initiate a clean-up call or increase the
1,000,000	4.625%, due 02/29/12	1,081,875		stated interest rate.
1,200,000	4.500%, due 03/31/12	1,295,906
688,000	1.375%, due 05/15/12	685,262		The industry classification method used for
7,425,000	3.125%, due 08/31/13	7,710,402		purposes of this report may differ from the industry
8,850,000	4.000%, due 02/15/14	9,486,094		subclassification(s) used for Trust compliance
8,360,000	4.250%, due 08/15/14	9,039,250		purposes.
5,500,000	4.250%, due 08/15/15	5,912,929
4,300,000	4.250%, due 11/15/17	4,572,783

High Income Fund Portfolio of Investments (Unaudited)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS - 96.20%				Chemicals (continued)
			$ 160,000	Nalco Co.
	Aerospace/Defense - 1.64%			8.875%, due 11/15/13	$ 165,600
$ 750,000	Alliant Techsystems, Inc.		750,000	Nalco Co. (C)
	6.750%, due 04/01/16	$ 712,500		8.250%, due 05/15/17	780,000
500,000	Moog, Inc.				2,024,280
	7.250%, due 06/15/18	467,500
500,000	TransDigm, Inc.			Consumer Products - 2.66%
	7.750%, due 07/15/14	491,250	135,000	Da-Lite Screen Co., Inc.
		1,671,250		9.500%, due 05/15/11	118,800
			500,000	Jarden Corp.
	Apparel/Textiles - 0.80%			8.000%, due 05/01/16	512,500
400,000	Iconix Brand Group, Inc. (P)		250,000	Jarden Corp.
	1.875%, due 06/30/12	361,500		7.500%, due 05/01/17	240,000
250,000	Levi Strauss & Co.		300,000	Leslie's Poolmart
	9.750%, due 01/15/15	253,750		7.750%, due 02/01/13	291,750
200,000	Warnaco, Inc.		500,000	Sealy Mattress Co.
	8.875%, due 06/15/13	205,500		8.250%, due 06/15/14	456,250
		820,750	500,000	Sealy Mattress Co. (C)
				10.875%, due 04/15/16	545,000
	Automotive - 2.37%		300,000	Visant Corp.
500,000	Ford Motor Credit Co. LLC			7.625%, due 10/01/12	301,500
	7.875%, due 06/15/10	492,638	250,000	Visant Holding Corp.
500,000	Ford Motor Credit Co. LLC (H)			8.750%, due 12/01/13	251,250
	7.500%, due 08/01/12	461,480			2,717,050
1,000,000	Ford Motor Credit Co. LLC
	8.000%, due 06/01/14	923,646		Environmental - 1.17%
500,000	Goodyear Tire & Rubber Co./The		350,000	Casella Waste Systems, Inc.
	10.500%, due 05/15/16	536,250		9.750%, due 02/01/13	301,000
		2,414,014	200,000	Covanta Holding Corp. (P)
				1.000%, due 02/01/27	176,250
	Beverage/Food - 1.82%		500,000	Waste Services, Inc.
150,000	B&G Foods, Inc.			9.500%, due 04/15/14	491,250
	8.000%, due 10/01/11	150,750	250,000	WCA Waste Corp.
200,000	Constellation Brands, Inc., Series B			9.250%, due 06/15/14	230,625
	8.125%, due 01/15/12	202,000			1,199,125
400,000	Constellation Brands, Inc.
	7.250%, due 05/15/17	391,000		Food & Drug Retailers - 3.06%
500,000	Del Monte Corp.		850,000	Ingles Markets, Inc. (C)
	8.625%, due 12/15/12	510,000		8.875%, due 05/15/17	860,625
125,000	Michael Foods, Inc.		500,000	Rite Aid Corp.
	8.000%, due 11/15/13	125,312		8.625%, due 03/01/15	377,500
200,000	NBTY, Inc.		250,000	Rite Aid Corp.
	7.125%, due 10/01/15	192,000		7.500%, due 03/01/17	213,750
300,000	Pinnacle Foods Finance LLC/		300,000	Rite Aid Corp.
	Pinnacle Foods Finance Corp.			9.500%, due 06/15/17	227,250
	9.250%, due 04/01/15	285,000	450,000	Stater Brothers Holdings
		1,856,062		8.125%, due 06/15/12	454,500
			250,000	Stater Brothers Holdings
	Building Materials - 0.75%			7.750%, due 04/15/15	241,250
250,000	Owens Corning, Inc.		750,000	SUPERVALU, Inc.
	9.000%, due 06/15/19	259,018		8.000%, due 05/01/16	744,375
500,000	USG Corp. (C)(H)				3,119,250
	9.750%, due 08/01/14	510,000
		769,018		Forestry/Paper - 2.43%
			250,000	Georgia-Pacific LLC
	Chemicals - 1.98%			8.125%, due 05/15/11	256,250
750,000	Ashland, Inc. (C)		500,000	Georgia-Pacific LLC (C)
	9.125%, due 06/01/17	791,250		8.250%, due 05/01/16	517,500
286,000	Nalco Co.		250,000	Georgia-Pacific LLC (C)
	7.750%, due 11/15/11	287,430		7.125%, due 01/15/17	243,750

High Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Health Care (continued)
			$ 750,000	HCA, Inc./DE
	Forestry/Paper (continued)			6.300%, due 10/01/12	$ 705,000
$ 436,000	Graphic Packaging International, Inc.		500,000	HCA, Inc./DE
	8.500%, due 08/15/11	$ 437,090		6.250%, due 02/15/13	467,500
500,000	Graphic Packaging International, Inc. (C)		500,000	HCA, Inc./DE
	9.500%, due 06/15/17	497,500		6.750%, due 07/15/13	467,500
250,000	Rock-Tenn Co.		350,000	HCA, Inc./DE
	9.250%, due 03/15/16	263,125		6.500%, due 02/15/16	310,625
250,000	Rock-Tenn Co. (C)		200,000	HCA, Inc./DE
	9.250%, due 03/15/16	263,125		9.250%, due 11/15/16	208,500
		2,478,340	450,000	Hologic, Inc. (P)
				2.000%, due 12/15/37	345,375
	Gaming - 4.53%		500,000	Kinetic Concepts, Inc. (C)(P)
500,000	Ameristar Casinos, Inc. (C)			3.250%, due 04/15/15	435,625
	9.250%, due 06/01/14	515,000	500,000	Omega Healthcare Investors, Inc., REIT
500,000	Boyd Gaming Corp.			7.000%, due 04/01/14	471,250
	6.750%, due 04/15/14	446,250	1,000,000	Omnicare, Inc.
195,000	Global Cash Access, Inc./			6.875%, due 12/15/15	932,500
	Global Cash Finance Corp.		1,000,000	Psychiatric Solutions, Inc., Series 1
	8.750%, due 03/15/12	186,225		7.750%, due 07/15/15	947,500
750,000	Isle of Capri Casinos, Inc.		400,000	Service Corp. International/US
	7.000%, due 03/01/14	660,000		7.375%, due 10/01/14	389,000
500,000	MGM Mirage (C)		500,000	Service Corp. International/US
	10.375%, due 05/15/14	536,250		6.750%, due 04/01/16	467,500
150,000	Penn National Gaming, Inc.		250,000	Service Corp. International/US
	6.875%, due 12/01/11	147,375		7.625%, due 10/01/18	239,375
150,000	Penn National Gaming, Inc.		250,000	Universal Hospital Services, Inc. (G)
	6.750%, due 03/01/15	141,000		4.635%, due 06/01/15	210,000
500,000	Pinnacle Entertainment, Inc.		450,000	Vanguard Health Holding Co. II LLC
	8.250%, due 03/15/12	500,000		9.000%, due 10/01/14	450,000
500,000	Scientific Games Corp. (C)		1,000,000	Watson Pharmaceuticals, Inc. (P)
	7.875%, due 06/15/16	487,500		1.750%, due 03/15/23	996,250
1,000,000	Scientific Games Corp. (B)(P)				11,871,500
	0.750%, due 12/01/24	1,005,000
		4,624,600		Hotels - 0.62%
			750,000	Wyndham Worldwide Corp.
	General Industrial & Manufacturing - 2.66%			6.000%, due 12/01/16	635,822
750,000	Baldor Electric Co.
	8.625%, due 02/15/17	751,875		Investment Management - 0.21%
750,000	General Cable Corp. (P)		150,000	Nuveen Investments, Inc.
	1.000%, due 10/15/12	630,000		5.000%, due 09/15/10	146,250
750,000	SPX Corp.		100,000	Nuveen Investments, Inc. (C)
	7.625%, due 12/15/14	746,250		10.500%, due 11/15/15	71,000
350,000	Terex Corp.				217,250
	8.000%, due 11/15/17	289,625
500,000	Trinity Industries, Inc. (P)			Leisure & Entertainment - 1.00%
	3.875%, due 06/01/36	296,875	750,000	Cinemark USA, Inc. (C)
		2,714,625		8.625%, due 06/15/19	776,250
			250,000	Speedway Motorsports, Inc.
	Health Care - 11.63%			6.750%, due 06/01/13	242,500
300,000	Accellent, Inc.				1,018,750
	10.500%, due 12/01/13	276,750
500,000	Biomet, Inc.			Media - Broadcasting - 1.16%
	10.000%, due 10/15/17	541,250	250,000	Allbritton Communications Co.
1,000,000	Biomet, Inc.			7.750%, due 12/15/12	207,500
	11.625%, due 10/15/17	1,085,000	375,000	Lamar Media Corp.
1,000,000	DaVita, Inc.			7.250%, due 01/01/13	361,875
	7.250%, due 03/15/15	980,000	500,000	Lamar Media Corp., Series C
1,000,000	DJO Finance LLC/DJO Finance Corp.			6.625%, due 08/15/15	430,000
	10.875%, due 11/15/14	945,000
High Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Metals and Mining (continued)
			$ 250,000	Consol Energy, Inc.
	Media - Broadcasting (continued)			7.875%, due 03/01/12	$ 253,750
$ 250,000	LIN Television Corp.		250,000	Freeport-McMoRan Copper & Gold, Inc.
	6.500%, due 05/15/13	$ 188,750		8.375%, due 04/01/17	265,000
		1,188,125	500,000	Massey Energy Co.
				6.875%, due 12/15/13	482,500
	Media - Cable - 5.68%		250,000	Massey Energy Co. (P)
1,000,000	Cablevision Systems Corp., Series B			3.250%, due 08/01/15	188,750
	8.000%, due 04/15/12	1,017,500	700,000	Peabody Energy Corp.
250,000	CSC Holdings, Inc./			7.375%, due 11/01/16	703,500
	United States, Series B		500,000	Teck Resources, Ltd. (C)(D)
	7.625%, due 04/01/11	253,125		10.750%, due 05/15/19	581,875
250,000	DISH DBS Corp.				3,416,875
	6.375%, due 10/01/11	248,125
1,250,000	DISH DBS Corp.			Non Food & Drug Retailers - 3.15%
	6.625%, due 10/01/14	1,200,000	250,000	Burlington Coat Factory Warehouse Corp.
400,000	Mediacom Broadband LLC/			11.125%, due 04/15/14	212,500
	Mediacom Broadband Corp.		750,000	Ltd. Brands, Inc. (C)
	8.500%, due 10/15/15	380,000		8.500%, due 06/15/19	754,852
750,000	Mediacom LLC /Mediacom Capital Corp.		750,000	Michaels Stores, Inc.
	9.500%, due 01/15/13	746,250		11.375%, due 11/01/16	607,500
750,000	Videotron Ltee (D)		500,000	Pantry, Inc./The
	6.875%, due 01/15/14	735,000		7.750%, due 02/15/14	447,500
250,000	Videotron Ltee (D)		300,000	Sally Holdings LLC/Sally Capital, Inc.
	9.125%, due 04/15/18	259,375		9.250%, due 11/15/14	309,000
700,000	Virgin Media Finance PLC (D)		500,000	Toys R US, Inc.
	9.125%, due 08/15/16	707,000		7.625%, due 08/01/11	467,500
250,000	Virgin Media Finance PLC		500,000	Toys R US, Inc.
	9.500%, due 08/15/16	256,250		7.875%, due 04/15/13	418,750
		5,802,625			3,217,602

	Media - Diversified & Services - 4.83%			Oil & Gas - 6.76%
400,000	Hughes Network Systems LLC/		616,000	Chesapeake Energy Corp.
	HNS Finance Corp.			6.875%, due 01/15/16	579,040
	9.500%, due 04/15/14	400,000	250,000	Chesapeake Energy Corp.
850,000	Intelsat, Ltd. (D)			6.500%, due 08/15/17	226,250
	7.625%, due 04/15/12	799,000	150,000	Cimarex Energy Co.
250,000	Intelsat, Ltd. (D)			7.125%, due 05/01/17	136,500
	6.500%, due 11/01/13	215,000	400,000	Complete Production Services, Inc.
300,000	Intelsat Jackson Holdings, Ltd. (D)			8.000%, due 12/15/16	342,000
	11.250%, due 06/15/16	319,500	250,000	Denbury Resources, Inc.
500,000	Intelsat Subsidiary Holding Co., Ltd. (C)(D)			7.500%, due 04/01/13	248,750
	8.875%, due 01/15/15	505,000	500,000	Denbury Resources, Inc.
500,000	Interpublic Group of Cos., Inc. (C)			9.750%, due 03/01/16	533,750
	10.000%, due 07/15/17	522,500	200,000	Encore Acquisition Co.
250,000	Interpublic Group of Cos., Inc. (P)			6.000%, due 07/15/15	174,000
	4.250%, due 03/15/23	225,938	365,000	EXCO Resources, Inc.
250,000	Nielsen Finance LLC/Nielson Financo Co.			7.250%, due 01/15/11	357,700
	11.625%, due 02/01/14	263,125	350,000	Helix Energy Solutions Group, Inc. (C)
1,000,000	Nielsen Finance LLC/Nielson Financo Co.			9.500%, due 01/15/16	322,000
	10.000%, due 08/01/14	1,005,000	500,000	Helix Energy Solutions Group, Inc. (P)
650,000	Telesat Canada/Telesat LLC (C)			3.250%, due 12/15/25	402,500
	11.000%, due 11/01/15	672,750	250,000	Key Energy Services, Inc.
		4,927,813		8.375%, due 12/01/14	220,938
			250,000	Mariner Energy, Inc.
	Metals and Mining - 3.35%			7.500%, due 04/15/13	237,500
500,000	Arch Coal, Inc. (C)		250,000	Mariner Energy, Inc.
	8.750%, due 08/01/16	505,000		8.000%, due 05/15/17	217,500
450,000	Arch Western Finance LLC		500,000	Petroplus Finance, Ltd. (C)(D)
	6.750%, due 07/01/13	436,500		7.000%, due 05/01/17	427,500

High Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Support Services (continued)
			$ 250,000	Iron Mountain, Inc.
	Oil & Gas (continued)			8.625%, due 04/01/13	$ 250,000
$ 500,000	Pioneer Natural Resources Co.		700,000	Iron Mountain, Inc.
	6.650%, due 03/15/17	$ 452,736		7.750%, due 01/15/15	689,500
500,000	Plains Exploration & Production Co.		350,000	Mac-Gray Corp.
	10.000%, due 03/01/16	540,625		7.625%, due 08/15/15	336,875
250,000	Range Resources Corp.		500,000	NASDAQ OMX Group, Inc./The (P)
	6.375%, due 03/15/15	238,750		2.500%, due 08/15/13	422,500
500,000	Range Resources Corp.		250,000	ServiceMaster Co./The, PIK (C)
	7.250%, due 05/01/18	486,250		10.750%, due 07/15/15	217,500
750,000	Tesoro Corp.		500,000	United Rentals North America, Inc.
	9.750%, due 06/01/19	755,625		6.500%, due 02/15/12	482,500
		6,899,914	250,000	United Rentals North America, Inc.
				7.750%, due 11/15/13	220,000
	Packaging - 1.94%		250,000	United Rentals North America, Inc. (C)
500,000	Ball Corp.			10.875%, due 06/15/16	250,000
	6.625%, due 03/15/18	470,000	750,000	West Corp.
250,000	Crown Americas LLC/			9.500%, due 10/15/14	712,500
	Crown Americas Capital Corp.		500,000	West Corp.
	7.625%, due 11/15/13	255,000		11.000%, due 10/15/16	461,250
1,000,000	Crown Americas LLC/				7,635,625
	Crown Americas Capital Corp. II (C)
	7.625%, due 05/15/17	1,017,500		Technology - 3.56%
250,000	Greif, Inc.		500,000	Celestica, Inc. (D)
	6.750%, due 02/01/17	235,625		7.875%, due 07/01/11	507,500
		1,978,125	1,000,000	Celestica, Inc. (D)
				7.625%, due 07/01/13	1,010,000
	Restaurants - 0.50%		1,100,000	Sungard Data Systems, Inc.
500,000	Wendy's/Arby's Restaurants LLC (C)			9.125%, due 08/15/13	1,122,000
	10.000%, due 07/15/16	508,750	500,000	Sungard Data Systems, Inc. (C)
				10.625%, due 05/15/15	535,000
	Steel - 0.34%		500,000	Syniverse Technologies, Inc., Series B
350,000	Steel Dynamics, Inc.			7.750%, due 08/15/13	455,000
	7.375%, due 11/01/12	347,375			3,629,500

	Support Services - 7.48%			Telecommunications - 9.69%
500,000	Affinion Group, Inc.		1,000,000	CC Holdings GS V LLC/
	11.500%, due 10/15/15	462,500		Crown Castle GS III Corp. (C)
1,000,000	ARAMARK Corp.			7.750%, due 05/01/17	1,020,000
	8.500%, due 02/01/15	1,007,500	250,000	Centennial Communications Corp.
100,000	Cardtronics, Inc.			10.000%, due 01/01/13	257,500
	9.250%, due 08/15/13	94,000	250,000	Cincinnati Bell Telephone Co. LLC
200,000	Corrections Corp. of America			6.300%, due 12/01/28	164,375
	6.250%, due 03/15/13	196,000	250,000	Cincinnati Bell, Inc.
500,000	Corrections Corp. of America			8.375%, due 01/15/14	247,500
	7.750%, due 06/01/17	501,250	500,000	Crown Castle International Corp.
350,000	Education Management LLC/			9.000%, due 01/15/15	528,125
	Education Management Finance Corp.		700,000	Frontier Communications Corp.
	10.250%, due 06/01/16	356,125		6.625%, due 03/15/15	658,000
500,000	FTI Consulting, Inc.		500,000	Nordic Telephone Co.
	7.750%, due 10/01/16	496,250		Holdings ApS (C)(D)
250,000	Hertz Corp./The			8.875%, due 05/01/16	507,500
	8.875%, due 01/01/14	240,625	500,000	Qwest Capital Funding, Inc.
250,000	Hertz Corp./The			7.250%, due 02/15/11	495,000
	10.500%, due 01/01/16	238,750	385,000	Qwest Communications International, Inc.
				7.500%, due 02/15/14	376,338

High Income Fund (concluded)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Utilities (continued)
			$ 200,000	Texas Competitive Electric
	Telecommunications (continued)			Holdings Co. LLC, Series A
$ 750,000	Qwest Corp.			10.250%, due 11/01/15	$ 157,000
	7.875%, due 09/01/11	$ 765,000	500,000	Williams Cos., Inc./The
500,000	SBA Communications Corp. (C)(P)			7.625%, due 07/15/19	535,000
	1.875%, due 05/01/13	442,500	300,000	Williams Partners L.P./
1,000,000	Sprint Capital Corp.			Williams Partners Finance Corp.
	7.625%, due 01/30/11	1,007,500		7.250%, due 02/01/17	294,000
750,000	Time Warner Telecom Holdings, Inc.				7,623,660
	9.250%, due 02/15/14	774,375
500,000	Valor Telecommunications			Total Corporate Notes and Bonds	98,192,638
	Enterprises Finance Corp.			( Cost $94,131,898 )
	7.750%, due 02/15/15	500,000
1,500,000	Wind Acquisition Finance S.A. (C)(D)		Shares
	11.750%, due 07/15/17	1,605,000
300,000	Windstream Corp.		INVESTMENT COMPANY - 3.06%
	8.625%, due 08/01/16	304,500
250,000	Windstream Corp.		3,122,555	SSgA Prime Money Market Fund (N)	3,122,555
	7.000%, due 03/15/19	232,500
		9,885,713		Total Investment Company	3,122,555
				( Cost $3,122,555 )
	Transportation - 0.96%
250,000	Bristow Group, Inc.		TOTAL INVESTMENTS - 99.26%		101,315,193
	7.500%, due 09/15/17	233,750	( Cost $97,254,453 )
300,000	Gulfmark Offshore, Inc.		NET OTHER ASSETS AND LIABILITIES - 0.74%		757,599
	7.750%, due 07/15/14	280,500	TOTAL NET ASSETS - 100.00%		$ 102,072,792
500,000	Hornbeck Offshore Services, Inc., Series B
	6.125%, due 12/01/14	465,000
			(B)	Represents a security with a specified coupon
	Utilities - 7.47%			until a predetermined date, at which time the
500,000	Dynegy Holdings, Inc.			stated rate is adjusted to a new contract rate.
	8.375%, due 05/01/16	435,000	(C)	Security sold within terms of a private placement
750,000	Edison Mission Energy			memorandum exempt from registration under section
	7.200%, due 05/15/19	568,125		144A of the Securities Act of 1933, as amended,
250,000	El Paso Corp.			and may be sold only to dealers in that program or
	7.000%, due 06/15/17	240,200		other "qualified institutional investors." The
1,000,000	El Paso Corp.			securities have been determined to be liquid under
	7.250%, due 06/01/18	971,348		guidelines established by the Board of Trustees.
500,000	Energy Future Holdings Corp.		(D)	Notes and bonds, issued by foreign entities,
	10.875%, due 11/01/17	433,750		denominated in U.S. dollars. The aggregate of
400,000	Ferrellgas Partners L.P./			these securities is 8.01% of total net assets.
	Ferrellgas Partners Finance Corp.		(G)	Floating rate or variable rate note.
	8.750%, due 06/15/12	390,500		Rate shown is as of July 31, 2009.
1,000,000	Inergy L.P./Inergy Finance Corp.		(H)	Security purchased on a delayed delivery or
	6.875%, due 12/15/14	945,000		when-issued basis. Rate shown is at issue date.
500,000	MarkWest Energy Partners L.P./		(N)	Security segregated for forward or when-issued
	MarkWest Energy Finance Corp., Series B			purchase commitments outstanding as of July 31, 2009
	8.750%, due 04/15/18	465,000	(P)	Convertible.
730,000	Mirant Americas Generation LLC		PIK	Payment in Kind.
	8.300%, due 05/01/11	741,862	PLC	Public Limited Company.
750,000	NRG Energy, Inc.		REIT	Real Estate Investment Trust.
	7.375%, due 02/01/16	725,625
250,000	NRG Energy, Inc.			The industry classification method used for
	7.375%, due 01/15/17	241,250		purposes of this report may differ from the industry
500,000	Suburban Propane Partners L.P./			subclassification(s) used for Trust compliance
	Suburban Energy Finance Corp.			purposes.
	6.875%, due 12/15/13	480,000

Diversified Income Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 41.58%				Information Technology - 2.87%
			12,300	Automatic Data Processing, Inc.	$ 458,175
	Consumer Discretionary - 2.50%		71,000	Intel Corp.	1,366,750
8,300	Genuine Parts Co.	$ 293,986	18,000	Maxim Integrated Products, Inc.	318,960
14,000	Home Depot, Inc.	363,160	15,300	Paychex, Inc.	405,450
13,000	McDonald's Corp.	715,780			2,549,335
12,500	Snap-On, Inc.	445,375
6,300	VF Corp.	407,547		Materials - 1.78%
		2,225,848	4,000	Air Products & Chemicals, Inc.	298,400
			31,000	EI Du Pont de Nemours & Co.	958,830
	Consumer Staples - 6.60%		7,400	Nucor Corp.	329,078
35,000	Altria Group, Inc.	613,550			1,586,308
12,000	Avon Products, Inc.	388,560
20,500	Coca-Cola Co./The	1,021,720		Telecommunication Services - 3.55%
10,200	Kimberly-Clark Corp.	596,190	67,092	AT&T, Inc.	1,759,823
25,051	Kraft Foods, Inc., Class A	709,945	6,000	CenturyTel, Inc.	188,340
10,000	PepsiCo, Inc./NC	567,500	37,500	Verizon Communications, Inc.	1,202,625
31,000	Philip Morris International, Inc.	1,444,600			3,150,788
22,000	Sysco Corp.	522,720
		5,864,785		Utilities - 2.75%
			8,200	Consolidated Edison, Inc.	322,752
	Energy - 3.65%		26,000	Duke Energy Corp.	402,480
25,800	Chevron Corp.	1,792,326	10,500	Exelon Corp.	534,030
19,300	ConocoPhillips	843,603	11,500	FirstEnergy Corp.	473,800
12,500	Marathon Oil Corp.	403,125	8,500	Progress Energy, Inc.	335,240
12,200	Williams Cos., Inc./The	203,618	12,000	Southern Co.	376,800
		3,242,672			2,445,102

	Financials - 4.66%			Total Common Stocks	36,950,418
8,000	Aflac, Inc.	302,880		( Cost $38,012,183 )
23,500	Bank of New York Mellon Corp./The	642,490
17,800	Marsh & McLennan Cos., Inc.	363,476	Par Value
14,500	Morgan Stanley	413,250
13,800	NYSE Euronext	371,910	ASSET BACKED - 1.19%
8,500	Travelers Cos., Inc./The	366,095
23,500	US Bancorp	479,635	$ 98,971	ABSC Long Beach Home Equity Loan Trust,
49,000	Wells Fargo & Co.	1,198,540		Series 2000-LB1, Class AF5 (M)
		4,138,276		8.550%, due 09/21/30	91,772
			525,000	Carmax Auto Owner Trust,
	Health Care - 5.95%			Series 2007-2, Class B
29,200	Johnson & Johnson	1,777,988		5.370%, due 03/15/13	471,212
40,500	Merck & Co., Inc./NJ	1,215,405	465,000	Chase Issuance Trust,
12,300	Novartis AG, ADR	561,126		Series 2007-A17, Class A
108,962	Pfizer, Inc.	1,735,765		5.120%, due 10/15/14	491,824
		5,290,284
				Total Asset Backed	1,054,808
	Industrials - 7.27%			( Cost $1,091,923 )
12,000	3M Co.	846,240
17,200	Boeing Co./The	738,052	CORPORATE NOTES AND BONDS - 20.09%
6,800	Deere & Co.	297,432
20,700	Emerson Electric Co.	753,066		Consumer Discretionary - 1.56%
21,700	Honeywell International, Inc.	752,990	750,000	American Association of Retired
10,000	Norfolk Southern Corp.	432,500		Persons (C)
6,500	Northrop Grumman Corp.	289,770		7.500%, due 05/01/31	807,482
4,500	Raytheon Co.	211,275	325,000	Erac USA Finance Co. (C)
14,500	Tyco International, Ltd.	438,190		6.700%, due 06/01/34	248,728
6,800	United Parcel Service, Inc., Class B	365,364	400,000	Royal Caribbean Cruises, Ltd. (D)
11,400	United Technologies Corp.	620,958		7.250%, due 06/15/16	330,000
25,300	Waste Management, Inc.	711,183			1,386,210
		6,457,020

Diversified Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)				Industrials - 0.88%
			$ 150,000	Boeing Co./The
	Consumer Staples - 0.58%			8.625%, due 11/15/31	$ 192,291
$ 475,000	Kraft Foods, Inc.		130,000	DR Horton, Inc.
	6.500%, due 11/01/31	$ 511,843		5.250%, due 02/15/15	112,450
			150,000	Waste Management, Inc.
	Energy - 1.23%			7.125%, due 12/15/17	165,093
500,000	Chesapeake Energy Corp.		310,000	WM Wrigley Jr. Co.
	6.375%, due 06/15/15	466,250		4.300%, due 07/15/10	309,225
150,000	Hess Corp.				779,059
	7.875%, due 10/01/29	173,528
400,000	Transocean, Inc.			Media - 0.97%
	7.500%, due 04/15/31	455,264	415,000	Comcast Cable Communications
		1,095,042		Holdings, Inc.
				9.455%, due 11/15/22	521,572
	Finance - 4.53%		315,000	Rogers Communications, Inc. (D)
500,000	American General Finance Corp., Series H			6.250%, due 06/15/13	338,834
	4.625%, due 09/01/10	385,808			860,406
250,000	Bear Stearns Cos. LLC/The
	7.250%, due 02/01/18	280,257		Real Estate Investment Trusts - 1.15%
210,000	General Electric Global Insurance		335,000	HCP, Inc.
	Holding Corp.			6.700%, due 01/30/18	304,697
	7.000%, due 02/15/26	174,516	600,000	Nationwide Health Properties,
205,000	General Electric Global Insurance			Inc., Series D
	Holding Corp.			8.250%, due 07/01/12	588,716
	7.750%, due 06/15/30	173,195	140,000	Simon Property Group L.P.
410,000	Lehman Brothers Holdings, Inc. (E)			5.875%, due 03/01/17	131,531
	5.750%, due 01/03/17	41			1,024,944
315,000	Merrill Lynch & Co., Inc.
	6.150%, due 04/25/13	323,548		Telecommunications - 0.48%
600,000	National Rural Utilities		240,000	Cisco Systems, Inc.
	Cooperative Finance Corp., Series C			5.500%, due 02/22/16	262,902
	7.250%, due 03/01/12	662,685	190,000	Sprint Nextel Corp.
760,000	Nissan Motor Acceptance Corp. (C)			6.000%, due 12/01/16	166,012
	5.625%, due 03/14/11	740,991			428,914
355,000	SLM Corp.
	5.125%, due 08/27/12	266,829		Transportation - 0.82%
120,000	Textron Financial Corp.		175,000	Burlington Northern Santa Fe Corp.
	6.000%, due 11/20/09	119,251		8.125%, due 04/15/20	204,018
500,000	US Bank NA/Cincinnati, OH		239,000	Norfolk Southern Corp.
	6.300%, due 02/04/14	545,701		5.590%, due 05/17/25	228,111
330,000	Wells Fargo & Co.		260,000	Norfolk Southern Corp.
	5.250%, due 10/23/12	347,758		7.050%, due 05/01/37	299,836
		4,020,580			731,965

	Forestry/Paper - 0.19%			Utilities - 5.37%
175,000	Westvaco Corp.		500,000	Energy East Corp.
	8.200%, due 01/15/30	166,704		8.050%, due 11/15/10	527,636
			175,000	Interstate Power & Light Co.
	Health Care - 2.33%			6.250%, due 07/15/39	188,265
1,050,000	Amgen, Inc.		1,000,000	MidAmerican Energy Co.
	5.850%, due 06/01/17	1,147,406		5.650%, due 07/15/12	1,085,959
300,000	Eli Lilly & Co.		400,000	Nevada Power Co., Series R
	6.570%, due 01/01/16	332,974		6.750%, due 07/01/37	433,601
195,000	Genentech, Inc.		350,000	Progress Energy, Inc.
	5.250%, due 07/15/35	189,084		7.750%, due 03/01/31	422,673
220,000	Merck & Co., Inc./NJ
	5.750%, due 11/15/36	233,845
150,000	Wyeth
	6.500%, due 02/01/34	170,931
		2,074,240

Diversified Income Fund (continued)

		Value			Value
Par Value		(Note 1)	Par Value		(Note 1)

CORPORATE NOTES AND BONDS (continued)			MORTGAGE BACKED (continued)

	Utilities (continued)			Federal National Mortgage Association (continued)
$ 126,000	Sierra Pacific Power Co., Series M		$ 484,990	6.000%, due 09/01/36 Pool # 831741	$ 509,626
	6.000%, due 05/15/16	$ 130,224	148,156	5.500%, due 10/01/36 Pool # 896340	153,783
500,000	Southwestern Electric Power Co., Series E		615,030	5.500%, due 10/01/36 Pool # 901723	638,391
	5.550%, due 01/15/17	493,964	593,568	6.000%, due 11/01/36 Pool # 902510	628,327
600,000	Westar Energy, Inc.		660,554	5.500%, due 12/01/36 Pool # 902853	685,644
	6.000%, due 07/01/14	643,036	630,307	5.500%, due 12/01/36 Pool # 903059	654,248
750,000	Wisconsin Electric Power Co.		537,162	5.500%, due 12/01/36 Pool # 907512	557,566
	6.500%, due 06/01/28	844,942	695,709	5.500%, due 12/01/36 Pool # 907635	722,135
		4,770,300	606,998	6.000%, due 12/01/36 Pool # 903002	637,831
					14,518,063
	Total Corporate Notes and Bonds	17,850,207
	( Cost $18,262,827 )			Government National Mortgage Association - 0.14%
			11,071	8.000%, due 10/20/15 Pool # 002995	11,911
MORTGAGE BACKED - 18.60%			60,378	6.500%, due 02/20/29 Pool # 002714	65,261
			42,450	6.500%, due 04/20/31 Pool # 003068	45,848
	Federal Home Loan Mortgage Corp. - 2.12%				123,020
9,012	8.000%, due 06/01/30 Pool # C01005	10,192
160,631	6.500%, due 01/01/32 Pool # C62333	173,025		Total Mortgage Backed	16,525,321
1,280,465	5.000%, due 07/01/33 Pool # A11325	1,316,239		( Cost $15,818,746 )
96,141	6.000%, due 10/01/34 Pool # A28439	101,385
80,868	6.000%, due 10/01/34 Pool # A28598	85,279	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 15.11%
112,504	5.000%, due 04/01/35 Pool # A32315	115,472
80,521	5.000%, due 04/01/35 Pool # A32316	82,645		Federal Farm Credit Bank - 1.26%
		1,884,237	1,000,000	5.875%, due 10/03/16	1,117,835

	Federal National Mortgage Association - 16.34%			Federal National Mortgage Association - 0.59%
220,696	4.000%, due 04/01/15 Pool # 255719	225,569	500,000	5.250%, due 08/01/12	529,222
282,922	5.500%, due 04/01/16 Pool # 745444	297,273
46,408	6.000%, due 05/01/16 Pool # 582558	49,561		U.S. Treasury Bills - 0.91%
488,742	5.000%, due 12/01/17 Pool # 672243	513,998	810,000	0.010%, due 12/17/09 (A)	808,992
474,178	5.000%, due 05/01/20 Pool # 813965	496,607
704,845	4.500%, due 09/01/20 Pool # 835465	731,136		U.S. Treasury Bonds - 1.25%
80,665	6.000%, due 05/01/21 Pool # 253847	85,763	860,000	6.625%, due 02/15/27	1,111,013
18,089	7.000%, due 12/01/29 Pool # 762813	19,955
55,913	7.000%, due 11/01/31 Pool # 607515	61,454		U.S. Treasury Notes - 11.10%
49,737	7.000%, due 05/01/32 Pool # 644591	54,665	30,000	4.500%, due 11/15/10	31,454
325,385	6.500%, due 06/01/32 Pool # 545691	351,035	225,000	0.875%, due 02/28/11	224,930
491,767	5.500%, due 10/01/33 Pool # 254904	511,829	320,000	4.875%, due 04/30/11	341,425
18,211	5.000%, due 05/01/34 Pool # 782214	18,706	2,100,000	4.625%, due 12/31/11	2,264,062
426,918	5.000%, due 06/01/34 Pool # 255230	438,512	375,000	1.375%, due 05/15/12	373,508
10,983	7.000%, due 07/01/34 Pool # 792636	12,025	290,000	3.125%, due 08/31/13	301,147
149,590	5.500%, due 08/01/34 Pool # 793647	155,599	1,150,000	4.000%, due 02/15/14	1,232,656
334,123	5.500%, due 03/01/35 Pool # 810075	347,336	1,575,000	4.250%, due 08/15/14	1,702,969
809,670	5.500%, due 03/01/35 Pool # 815976	841,690	2,000,000	4.250%, due 11/15/14	2,158,282
433,328	5.000%, due 08/01/35 Pool # 829670	444,757	60,000	4.250%, due 08/15/15	64,505
342,559	5.000%, due 09/01/35 Pool # 820347	351,595	1,100,000	4.250%, due 11/15/17	1,169,782
366,215	5.000%, due 09/01/35 Pool # 835699	375,875			9,864,720
673,427	5.000%, due 10/01/35 Pool # 797669	691,189
466,863	5.000%, due 11/01/35 Pool # 844504	479,177		Total U.S. Government
485,419	5.000%, due 11/01/35 Pool # 844809	498,222		and Agency Obligations
470,881	5.000%, due 12/01/35 Pool # 850561	483,301		( Cost $13,081,448 )	13,431,782
152,148	5.500%, due 02/01/36 Pool # 851330	158,165
612,261	5.500%, due 09/01/36 Pool # 831820	635,518

Diversified Income Fund (concluded)

Value
Shares		(Note 1)

INVESTMENT COMPANY - 2.81%

2,494,827	SSgA Prime Money Market Fund	$ 2,494,827

	Total Investment Company	2,494,827
( Cost $2,494,827 )

TOTAL INVESTMENTS - 99.38%		88,307,363
( Cost $88,761,954 )
NET OTHER ASSETS AND LIABILITIES - 0.62%		550,747
TOTAL NET ASSETS - 100.00%		$ 88,858,110

(A)	Rate noted represents annualized yield at time of
purchase.
(C)	Security sold within terms of a private placement
memorandum exempt from registration under section
144A of the Securities Act of 1933, as amended,
and may be sold only to dealers in that program or
other "qualified institutional investors." The
securities have been determined to be liquid under
guidelines established by the Board of Trustees.
(D)	Notes and bonds, issued by foreign entities,
denominated in U.S. dollars. The aggregate of
these securities is x.xx% of total net assets.
(E)	In Default. Issuer is bankrupt.
(M)	Stated interest rate is contingent upon sufficient
collateral market value. If collateral market
value falls below a stated level, the issuer will
either initiate a clean-up call or increase the
stated interest rate.
ADR	American Depositary Receipt.

The industry classification method used for
purposes of this report may differ from the industry
subclassification(s) used for Trust compliance
purposes.

Large Cap Value Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 97.10%				Financials (continued)
			126,268	JPMorgan Chase & Co.	$ 4,880,258
	Consumer Discretionary - 8.32%		38,500	MetLife, Inc.	1,307,075
73,986	Comcast Corp., Class A	$ 1,099,432	33,800	Morgan Stanley	963,300
23,400	Home Depot, Inc.	606,996	27,800	PNC Financial Services Group, Inc.	1,019,148
20,300	Jarden Corp. *	500,395	27,600	Prudential Financial, Inc.	1,221,852
28,600	Johnson Controls, Inc.	740,168	8,487	Simon Property Group, Inc., REIT	472,896
17,800	Kohl's Corp. *	864,190	28,500	State Street Corp.	1,433,550
47,000	Lowe's Cos., Inc.	1,055,620	43,700	Travelers Cos., Inc./The	1,882,159
18,500	Omnicom Group, Inc.	629,000	63,700	US Bancorp	1,300,117
15,000	Phillips-Van Heusen Corp.	530,700	16,275	Vornado Realty Trust, REIT	830,351
19,800	Snap-On, Inc.	705,474	128,500	Wells Fargo & Co.	3,143,110
33,000	Staples, Inc.	693,660			30,973,933
22,000	Target Corp.	959,640
16,855	Time Warner Cable, Inc.	557,226		Health Care - 11.26%
33,133	Time Warner, Inc.	883,326	14,900	CIGNA Corp.	423,160
47,700	Walt Disney Co./The	1,198,224	11,500	Eli Lilly & Co.	401,235
		11,024,051	34,200	Johnson & Johnson	2,082,438
			23,000	Life Technologies Corp. *	1,047,190
	Consumer Staples - 5.94%		52,300	Merck & Co., Inc./NJ	1,569,523
14,100	CVS Caremark Corp.	472,068	286,340	Pfizer, Inc.	4,561,396
12,400	General Mills, Inc.	730,484	14,300	St. Jude Medical, Inc. *	539,253
10,100	HJ Heinz Co.	388,446	18,300	Thermo Fisher Scientific, Inc. *	828,624
7,700	Kellogg Co.	365,750	36,300	UnitedHealth Group, Inc.	1,018,578
46,397	Kraft Foods, Inc., Class A	1,314,891	12,300	WellPoint, Inc. *	647,472
8,800	Molson Coors Brewing Co., Class B	397,848	38,700	Wyeth	1,801,485
23,300	PepsiCo, Inc./NC	1,322,275			14,920,354
35,700	Procter & Gamble Co./The	1,981,707
17,900	Wal-Mart Stores, Inc.	892,852		Industrials - 8.20%
		7,866,321	17,400	CSX Corp.	698,088
			18,000	Deere & Co.	787,320
	Energy - 18.63%		9,700	Emerson Electric Co.	352,886
17,300	Anadarko Petroleum Corp.	833,860	8,100	FedEx Corp.	549,504
17,400	Apache Corp.	1,460,730	299,900	General Electric Co.	4,018,660
73,166	Chevron Corp.	5,082,842	9,700	Illinois Tool Works, Inc.	393,335
49,800	ConocoPhillips	2,176,758	9,300	L-3 Communications Holdings, Inc.	702,150
19,400	Devon Energy Corp.	1,126,946	19,400	Norfolk Southern Corp.	839,050
21,000	EOG Resources, Inc.	1,554,630	24,900	Raytheon Co.	1,169,055
83,400	Exxon Mobil Corp.	5,870,526	13,600	Tyco International, Ltd.	410,992
33,300	Marathon Oil Corp.	1,073,925	12,000	United Technologies Corp.	653,640
22,700	Occidental Petroleum Corp.	1,619,418	10,200	Waste Management, Inc.	286,722
17,800	Schlumberger, Ltd.	952,300			10,861,402
13,300	Valero Energy Corp.	239,400
47,500	Weatherford International, Ltd. *	891,100		Information Technology - 5.92%
44,600	XTO Energy, Inc.	1,794,258	6,800	Affiliated Computer Services, Inc.,
		24,676,693		Class A *	322,388
			38,900	Cisco Systems, Inc. *	856,189
	Financials - 23.38%		81,247	EMC Corp./Massachusetts *	1,223,580
16,700	Allstate Corp./The	449,397	15,121	Hewlett-Packard Co.	654,739
20,100	American Express Co.	569,433	66,900	Intel Corp.	1,287,825
17,300	AON Corp.	682,485	8,200	International Business Machines Corp.	967,026
8,000	Arch Capital Group, Ltd. *	497,520	22,300	Kla-Tencor Corp.	710,924
244,284	Bank of America Corp.	3,612,960	33,400	Maxim Integrated Products, Inc.	591,848
53,700	Bank of New York Mellon Corp./The	1,468,158	12,900	Novellus Systems, Inc. *	252,453
22,900	BB&T Corp.	523,952	28,000	Symantec Corp. *	418,040
2,100	BlackRock, Inc.	400,134	23,500	Texas Instruments, Inc.	565,175
14,400	Capital One Financial Corp.	442,080			7,850,187
11,000	Chubb Corp.	507,980
161,766	Citigroup, Inc.	512,798
14,100	Equity Residential, REIT	338,400
15,400	Goldman Sachs Group, Inc./The	2,514,820

Large Cap Value Fund (concluded)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS (continued)			INVESTMENT COMPANIES - 3.96%

	Materials - 3.49%		60,200	Consumer Discretionary Select
9,800	Air Products & Chemicals, Inc.	$ 731,080		Sector SPDR Fund ETF	$ 1,521,254
36,000	EI Du Pont de Nemours & Co.	1,113,480	68,800	Industrial Select Sector SPDR Fund ETF	1,642,944
18,723	Freeport-McMoRan Copper & Gold, Inc.	1,128,997	2,079,276	SSgA Prime Money Market Fund	2,079,276
24,900	Nucor Corp.	1,107,303
15,400	Weyerhaeuser Co.	539,616		Total Investment Companies	5,243,474
		4,620,476		( Cost $4,827,680 )

	Telecommunication Services - 5.56%		TOTAL INVESTMENTS - 101.06%		133,873,994
174,032	AT&T, Inc.	4,564,859	( Cost $146,872,116 )
52,700	Sprint Nextel Corp. *	210,800	NET OTHER ASSETS AND LIABILITIES - (1.06)%		(1,406,710)
80,620	Verizon Communications, Inc.	2,585,484	TOTAL NET ASSETS - 100.00%		$ 132,467,284
		7,361,143

	Utilities - 6.40%		*	Non-income producing.
17,900	American Electric Power Co., Inc.	554,184
40,200	Duke Energy Corp.	622,296	ETF	Exchange Traded Fund.
19,000	Edison International	614,080	REIT	Real Estate Investment Trust.
12,400	Exelon Corp.	630,664
12,400	FirstEnergy Corp.	510,880		The industry classification method used for
18,800	FPL Group, Inc.	1,065,396		purposes of this report may differ from the industry
12,600	NSTAR	404,460		subclassification(s) used for Trust compliance
20,200	PG&E Corp.	815,474		purposes.
19,500	Public Service Enterprise Group, Inc.	632,775
12,558	Questar Corp.	415,293
20,600	Sempra Energy	1,080,058
36,000	Southern Co.	1,130,400
		8,475,960

	Total Common Stocks	128,630,520
	( Cost $142,044,436 )

Large Cap Growth Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 93.05%				Industrials - 7.76%
			64,600	ABB, Ltd., ADR	$ 1,180,888
	Consumer Discretionary - 8.61%		36,000	Boeing Co./The	1,544,760
8,800	Amazon.com, Inc. *	$ 754,688	11,400	Deere & Co.	498,636
7,400	AutoZone, Inc. *	1,136,418	60,700	Honeywell International, Inc.	2,106,290
23,500	Comcast Corp., Class A	349,210	21,000	ITT Corp.	1,037,400
9,100	Kohl's Corp. *	441,805	52,445	Quanta Services, Inc. *	1,222,493
12,100	Mastercard, Inc., Class A	2,347,763	36,200	Raytheon Co.	1,699,590
27,600	McDonald's Corp.	1,519,656	50,100	Tyco International, Ltd.	1,514,022
9,600	NIKE, Inc., Class B	543,744	18,500	United Parcel Service, Inc., Class B	994,005
15,400	Staples, Inc.	323,708			11,798,084
12,200	TJX Cos., Inc.	442,006
50,400	Visa, Inc., Class A	3,299,184		Information Technology - 29.59%
54,300	Yum! Brands, Inc.	1,925,478	10,000	Altera Corp.	186,900
		13,083,660	27,000	Apple, Inc. *	4,411,530
			13,000	BMC Software, Inc. *	442,390
	Consumer Staples - 15.91%		193,400	Cisco Systems, Inc. *	4,256,734
46,000	Coca-Cola Co./The	2,292,640	18,400	Citrix Systems, Inc. *	655,040
19,200	Colgate-Palmolive Co.	1,390,848	47,500	Corning, Inc.	807,500
18,400	Diageo PLC, ADR	1,147,792	48,800	Electronic Arts, Inc. *	1,047,736
59,025	Kellogg Co.	2,803,687	100,400	EMC Corp./Massachusetts *	1,512,024
30,700	Lorillard, Inc.	2,263,204	4,000	First Solar, Inc. *	617,560
70,700	PepsiCo, Inc./NC	4,012,225	11,600	Google, Inc., Class A *	5,139,380
66,700	Procter & Gamble Co./The	3,702,517	208,500	Intel Corp.	4,013,625
58,200	Walgreen Co.	1,807,110	44,800	International Business
95,200	Wal-Mart Stores, Inc.	4,748,576		Machines Corp.	5,283,264
		24,168,599	257,200	Microsoft Corp.	6,049,344
			34,900	Novellus Systems, Inc. *	682,993
	Energy - 5.91%		112,800	Oracle Corp.	2,496,264
18,600	Cameron International Corp. *	580,878	63,300	Paychex, Inc.	1,677,450
5,700	Diamond Offshore Drilling, Inc.	512,259	52,800	QUALCOMM, Inc.	2,439,888
32,700	National Oilwell Varco, Inc. *	1,175,238	15,800	Salesforce.com, Inc. *	684,772
16,900	Peabody Energy Corp.	559,559	52,700	Texas Instruments, Inc.	1,267,435
80,400	PetroHawk Energy Corp. *	1,952,112	40,200	Varian Semiconductor Equipment
15,800	Range Resources Corp.	733,278		Associates, Inc. *	1,288,008
21,100	Southwestern Energy Co. *	874,173			44,959,837
101,700	Weatherford International, Ltd. *	1,907,892
16,882	XTO Energy, Inc.	679,163		Materials - 4.41%
		8,974,552	21,000	Agnico-Eagle Mines, Ltd.	1,229,550
			37,700	Ecolab, Inc.	1,564,927
	Financials - 5.60%		9,200	Monsanto Co.	772,800
13,600	Aflac, Inc.	514,896	24,093	Nucor Corp.	1,071,416
162,212	Axis Capital Holdings, Ltd.	4,616,553	26,500	Praxair, Inc.	2,071,770
18,700	IntercontinentalExchange, Inc. *	1,758,922			6,710,463
13,000	Northern Trust Corp.	777,530
16,700	State Street Corp.	840,010		Utilities - 1.23%
		8,507,911	32,900	FPL Group, Inc.	1,864,443

	Health Care - 14.03%			Total Common Stocks	141,379,498
8,800	Allergan, Inc./United States	470,184		( Cost $132,077,056 )
12,300	Celgene Corp. *	700,608
42,000	Gilead Sciences, Inc. *	2,055,060
2,300	Intuitive Surgical, Inc. *	522,836
91,105	Johnson & Johnson	5,547,383
16,900	Life Technologies Corp. *	769,457
14,100	Medco Health Solutions, Inc. *	745,326
64,100	Roche Holding AG, ADR	2,521,694
58,503	Schering-Plough Corp.	1,550,915
50,400	St. Jude Medical, Inc. *	1,900,584
161,365	UnitedHealth Group, Inc.	4,527,902
		21,311,949
Large Cap Growth Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 4.21%

54,300	iShares Russell 1000
	Growth Index Fund ETF	$ 2,374,539
4,014,954	SSgA Prime Money Market Fund	4,014,954

	Total Investment Companies	6,389,493
	( Cost $6,080,096 )

TOTAL INVESTMENTS - 97.26%		147,768,991
( Cost $138,157,152)
NET OTHER ASSETS AND LIABILITIES - 2.74%		4,167,580
TOTAL NET ASSETS - 100.00%		$ 151,936,571

*	Non-income producing.

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
PLC	Public Limited Company.

	The industry classification method used for
	purposes of this report may differ from the industry
	subclassification(s) used for Trust compliance
	purposes.

Mid Cap Value Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 95.27%				Financials (continued)
			11,886	Progressive Corp./The *	$ 185,184
	Consumer Discretionary - 9.94%		15,785	ProLogis, REIT	138,750
1,800	AutoZone, Inc. *	$ 276,426	7,485	State Street Corp.	376,496
9,085	Big Lots, Inc. *	209,318	15,785	Suntrust Banks, Inc.	307,807
7,287	Cablevision Systems Corp., Class A	149,165	28,961	Unum Group	543,598
11,084	GameStop Corp., Class A *	242,629	7,433	Vornado Realty Trust, REIT	379,232
30,857	Interpublic Group of Cos., Inc. *	160,765	7,286	XL Capital, Ltd., Class A	102,587
10,685	Jarden Corp. *	263,385			7,166,822
7,800	JC Penney Co., Inc.	235,170
21,070	Pulte Homes, Inc.	239,566		Health Care - 5.31%
7,100	Scripps Networks Interactive,		14,586	CIGNA Corp.	414,242
	Inc., Class A	229,188	6,100	Community Health Systems, Inc. *	172,752
9,285	Snap-On, Inc.	330,825	8,887	Forest Laboratories, Inc. *	229,551
11,885	TJX Cos., Inc.	430,593	18,672	Hologic, Inc. *	274,292
2,700	VF Corp.	174,663	10,539	Life Technologies Corp. *	479,841
		2,941,693			1,570,678

	Consumer Staples - 5.92%			Industrials - 9.53%
4,000	Bunge, Ltd.	279,880	5,386	Danaher Corp.	329,839
15,671	ConAgra Foods, Inc.	307,622	3,400	Dun & Bradstreet Corp.	244,766
6,500	Molson Coors Brewing Co., Class B	293,865	6,185	ITT Corp.	305,539
8,886	Safeway, Inc.	168,212	5,900	L-3 Communications Holdings, Inc.	445,450
28,956	Sara Lee Corp.	308,092	4,200	Norfolk Southern Corp.	181,650
13,185	Tyson Foods, Inc., Class A	150,704	11,985	Quanta Services, Inc. *	279,370
4,886	Wal-Mart Stores, Inc.	243,714	7,600	Raytheon Co.	356,820
		1,752,089	11,251	Republic Services, Inc.	299,276
			12,485	Tyco International, Ltd.	377,297
	Energy - 10.61%				2,820,007
22,371	Denbury Resources, Inc. *	371,359
41,449	El Paso Corp.	416,977		Information Technology - 8.30%
15,470	Forest Oil Corp. *	260,670	7,387	Affiliated Computer Services,
11,487	Helmerich & Payne, Inc.	394,693		Inc., Class A *	350,218
2,500	Murphy Oil Corp.	145,500	14,185	Arrow Electronics, Inc. *	365,548
7,785	Noble Corp.	263,600	39,241	Brocade Communications Systems, Inc. *	308,434
8,170	Noble Energy, Inc.	499,350	8,685	Kla-Tencor Corp.	276,878
15,770	PetroHawk Energy Corp. *	382,896	18,500	Maxim Integrated Products, Inc.	327,820
9,485	Smith International, Inc.	238,358	36,356	Micron Technology, Inc. *	232,315
12,771	Tesoro Corp.	167,172	13,870	Sun Microsystems, Inc. *	127,188
		3,140,575	15,186	Synopsys, Inc. *	303,416
			20,160	Xerox Corp.	165,110
	Financials - 24.22%				2,456,927
5,985	Ameriprise Financial, Inc.	166,383
22,070	Annaly Capital Management, Inc., REIT	371,879		Materials - 6.58%
11,785	AON Corp.	464,918	3,800	Air Products & Chemicals, Inc.	283,480
5,600	Arch Capital Group, Ltd. *	348,264	6,300	Ecolab, Inc.	261,513
14,445	Associated Banc-Corp.	156,584	8,366	EI Du Pont de Nemours & Co.	258,760
9,585	Assurant, Inc.	244,609	2,173	FMC Corp.	105,695
4,883	AvalonBay Communities, Inc., REIT	284,191	2,635	Freeport-McMoRan Copper & Gold, Inc.	158,891
12,685	Axis Capital Holdings, Ltd.	361,015	6,100	Nucor Corp.	271,267
2,585	BlackRock, Inc.	492,546	15,585	Pactiv Corp. *	392,430
4,200	Cullen/Frost Bankers, Inc.	201,726	6,185	Weyerhaeuser Co.	216,722
11,085	Equity Residential, REIT	266,040			1,948,758
3,532	Everest Re Group, Ltd.	283,337
24,856	Fifth Third Bancorp	236,132		Telecommunication Services - 2.74%
12,485	JPMorgan Chase & Co.	482,545	8,509	CenturyTel, Inc.	267,097
36,641	Keycorp	211,785	14,286	Crown Castle International Corp. *	410,580
11,585	Marsh & McLennan Cos., Inc.	236,566	34,156	Qwest Communications
5,000	NYSE Euronext	134,750		International, Inc.	131,842
11,686	People's United Financial, Inc.	189,898			809,519

Mid Cap Value Fund (concluded)

		Value
Shares		(Note 1)

COMMON STOCKS (continued)

	Utilities - 12.12%
5,400	Ameren Corp.	$ 137,322
5,900	Consolidated Edison, Inc.	232,224
13,185	Edison International	426,139
9,200	NRG Energy, Inc. *	250,332
9,998	NSTAR	320,936
7,085	Oneok, Inc.	234,514
12,685	Progress Energy, Inc.	500,296
6,900	Questar Corp.	228,183
10,486	Sempra Energy	549,781
5,787	Wisconsin Energy Corp.	248,667
22,971	Xcel Energy, Inc.	458,042
		3,586,436

	Total Common Stocks	28,193,504
	( Cost $28,150,868 )

INVESTMENT COMPANIES - 2.24%

5,284	SPDR S&P Homebuilders ETF	75,508
589,245	SSgA Prime Money Market Fund	589,245

	Total Investment Companies	664,753
	( Cost $654,421 )

TOTAL INVESTMENTS - 97.51%		28,858,257
( Cost $28,805,289)
NET OTHER ASSETS AND LIABILITIES - 2.49%		736,028
TOTAL NET ASSETS - 100.00%		$ 29,594,285

*	Non-income producing.
ETF	Exchange Traded Fund.
REIT	Real Estate Investment Trust.

	The industry classification method used for
	purposes of this report may differ from the industry
	subclassification(s) used for Trust compliance
	purposes.

Mid Cap Growth Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 93.61%				Industrials (continued)
			20,963	IDEX Corp.	$ 571,871
	Consumer Discretionary - 17.19%		17,886	Iron Mountain, Inc. *	522,450
19,312	Bed Bath & Beyond, Inc. *	$ 671,092	16,200	Jacobs Engineering Group, Inc. *	663,876
40,329	Carmax, Inc. *	650,507	16,317	Kaydon Corp.	533,076
17,800	Discovery Communications, Inc. *	436,100	18,900	Kirby Corp. *	699,489
23,600	GameStop Corp., Class A *	516,604	11,715	Middleby Corp. *	572,864
5,900	ITT Educational Services, Inc. *	574,365	25,257	Ritchie Bros Auctioneers, Inc.	606,168
23,509	Marriott International, Inc./DE,		13,431	Waste Management, Inc.	377,545
	Class A	506,384			7,483,245
16,800	Mohawk Industries, Inc. *	866,544
12,458	Morningstar, Inc. *	551,765		Information Technology - 16.19%
7,736	Sears Holdings Corp. *	513,206	18,135	Amphenol Corp., Class A	604,802
37,345	Starbucks Corp. *	661,007	12,300	BMC Software, Inc. *	418,569
23,356	Tiffany & Co.	696,709	76,600	Brocade Communications Systems, Inc. *	602,076
20,292	Yum! Brands, Inc.	719,554	14,162	Concur Technologies, Inc. *	488,448
		7,363,837	11,923	Factset Research Systems, Inc.	676,034
			11,205	Fiserv, Inc. *	531,229
	Consumer Staples - 1.70%		17,496	FLIR Systems, Inc. *	375,989
16,547	Brown-Forman Corp.	727,241	12,100	Mantech International Corp. *	644,930
			40,700	Maxim Integrated Products, Inc.	721,204
	Energy - 10.80%		27,100	Novellus Systems, Inc. *	530,347
8,198	Apache Corp.	688,222	16,934	Teradata Corp. *	416,068
11,700	Consol Energy, Inc.	415,701	15,107	VeriSign, Inc. *	308,787
14,744	ENSCO International, Inc.	558,650	25,111	Zebra Technologies Corp., Class A *	613,713
8,800	EOG Resources, Inc.	651,464			6,932,196
15,757	National Oilwell Varco, Inc. *	566,307
19,800	Noble Corp.	670,428		Materials - 5.72%
12,491	Range Resources Corp.	579,707	17,900	Cliffs Natural Resources, Inc.	490,281
11,930	Southwestern Energy Co. *	494,260	15,390	Ecolab, Inc.	638,839
		4,624,739	8,551	Martin Marietta Materials, Inc.	735,984
			23,052	Valspar Corp.	583,677
	Financials - 9.74%				2,448,781
16,187	Aflac, Inc.	612,840
39,455	Brookfield Asset Management, Inc.	830,133		Telecommunication Services - 0.95%
35,004	Leucadia National Corp. *	857,598	5,504	Millicom International Cellular S.A. *	408,122
2,375	Markel Corp. *	749,479
14,815	Odyssey Re Holdings Corp.	684,453		Utilities - 1.23%
8,842	RLI Corp.	438,651	13,672	EQT Corp.	524,731
		4,173,154
				Total Common Stocks	40,091,775
	Health Care - 12.62%			( Cost $34,867,938 )
5,500	Beckman Coulter, Inc.	346,445
11,772	Covance, Inc. *	649,226	Par Value
16,943	DENTSPLY International, Inc.	565,049
12,884	Idexx Laboratories, Inc. *	641,881	CERTIFICATE OF DEPOSIT - 0.84%
9,916	Laboratory Corp. of America Holdings *	666,256
15,900	Life Technologies Corp. *	723,927	$ 358,953	State Street Eurodollar
16,900	St. Jude Medical, Inc. *	637,299		0.010%, due 08/03/09	358,953
7,500	Techne Corp.	478,650
14,957	Zimmer Holdings, Inc. *	696,996		Total Certificate of Deposit	358,953
		5,405,729		( Cost $358,953 )

	Industrials - 17.47%
14,854	Copart, Inc. *	524,495
30,582	Covanta Holding Corp. *	516,530
21,945	Expeditors International of
	Washington, Inc.	744,594
15,617	Fastenal Co.	555,497
7,364	Flowserve Corp.	594,790

Mid Cap Growth Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANIES - 6.09%

7,401	iShares Comex Gold Trust ETF *	$ 691,993
1,918,841	SSgA Prime Money Market Fund	1,918,841

	Total Investment Companies	2,610,834
	( Cost $2,592,175 )

TOTAL INVESTMENTS - 100.54%		43,061,562
( Cost $37,819,066 )
NET OTHER ASSETS AND LIABILITIES - (0.54)%		(232,849)
TOTAL NET ASSETS - 100.00%		$ 42,828,713

*	Non-income producing.
ETF	Exchange Traded Fund.

	The industry classification method used for
	purposes of this report may differ from the industry
	subclassification(s) used for Trust compliance
	purposes.

Small Cap Value Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.56%				Health Care - 7.40%
			12,000	Amsurg Corp. *	$ 247,440
	Consumer Discretionary - 16.57%		12,400	Centene Corp. *	239,444
18,700	Arbitron, Inc.	$ 304,436	10,200	Charles River Laboratories
3,200	Bally Technologies, Inc. *	115,872		International, Inc. *	337,314
25,400	Cato Corp./The, Class A	504,952	6,100	Corvel Corp. *	148,962
6,600	CEC Entertainment, Inc. *	192,522	5,800	ICU Medical, Inc. *	225,794
9,800	Choice Hotels International, Inc.	272,930	2,400	Orthofix International N.V. *	66,864
19,700	Helen of Troy, Ltd. *	428,475	27,200	Universal American Corp./NY *	247,520
9,400	Hibbett Sports, Inc. *	173,054			1,513,338
7,600	Matthews International Corp., Class A	237,576
22,600	Sonic Corp. *	249,278		Industrials - 21.42%
39,300	Stage Stores, Inc.	490,464	38,600	ACCO Brands Corp. *	168,682
10,000	Tempur-Pedic International, Inc.	148,300	7,000	Acuity Brands, Inc.	206,570
7,000	Unifirst Corp./MA	272,440	22,100	Albany International Corp., Class A	303,654
		3,390,299	26,900	Belden, Inc.	471,826
			21,628	Bowne & Co., Inc.	173,670
	Consumer Staples - 5.13%		23,500	Carlisle Cos., Inc.	736,255
7,700	Casey's General Stores, Inc.	211,211	100	Copart, Inc. *	3,531
13,600	Herbalife, Ltd.	467,976	3,400	ESCO Technologies, Inc. *	139,706
14,600	Lance, Inc.	369,964	14,100	GATX Corp.	355,602
		1,049,151	11,400	Genesee & Wyoming, Inc., Class A *	311,106
			7,200	Kirby Corp. *	266,472
	Energy - 4.54%		15,400	Mueller Industries, Inc.	365,904
14,300	Penn Virginia Corp.	274,703	5,500	Simpson Manufacturing Co., Inc.	156,200
2,600	SEACOR Holdings, Inc. *	206,648	7,100	Sterling Construction Co., Inc. *	113,103
6,400	St. Mary Land & Exploration Co.	152,768	11,000	United Stationers, Inc. *	510,620
6,400	Whiting Petroleum Corp. *	294,144	9,200	Vitran Corp., Inc. *	99,360
		928,263			4,382,261

	Financials - 21.95%			Information Technology - 8.61%
12,497	Acadia Realty Trust, REIT	171,209	13,000	Diebold, Inc.	360,360
600	Alleghany Corp. *	162,300	19,800	Electronics for Imaging, Inc. *	225,720
8,100	American Campus Communities,		9,600	MAXIMUS, Inc.	409,152
	Inc., REIT	185,733	24,100	NAM TAI Electronics, Inc.	110,378
33,500	Ares Capital Corp.	302,505	18,100	Websense, Inc. *	267,880
14,600	Assured Guaranty, Ltd.	203,962	24,000	Xyratex, Ltd. *	142,320
6,000	Credit Acceptance Corp. *	158,940	10,100	Zebra Technologies Corp., Class A *	246,844
20,500	Delphi Financial Group, Inc., Class A	488,515			1,762,654
20,900	DiamondRock Hospitality Co., REIT	141,284
7,100	Financial Federal Corp.	143,988		Materials - 5.01%
19,700	First Midwest Bancorp, Inc./IL	164,692	8,300	Aptargroup, Inc.	289,836
16,920	International Bancshares Corp.	223,006	6,400	Deltic Timber Corp.	287,808
7,700	IPC Holdings, Ltd.	222,838	27,800	Zep, Inc.	447,024
5,400	Mack-Cali Realty Corp., REIT	150,714			1,024,668
13,500	MB Financial, Inc.	185,625
9,400	NewAlliance Bancshares, Inc.	115,150		Utilities - 5.93%
11,300	Platinum Underwriters Holdings, Ltd.	381,375	9,600	Atmos Energy Corp.	260,736
2,500	PS Business Parks, Inc., REIT	129,275	4,550	New Jersey Resources Corp.	175,630
14,200	Realty Income Corp., REIT	334,836	11,200	Unisource Energy Corp.	309,120
4,900	Reinsurance Group of America, Inc.	203,350	14,000	Westar Energy, Inc.	275,380
21,000	Webster Financial Corp.	237,510	5,800	WGL Holdings, Inc.	192,096
3,500	Westamerica Bancorporation	182,910			1,212,962
		4,489,717
				Total Common Stocks	19,753,313
				( Cost $20,622,535 )

Small Cap Value Fund (concluded)

		Value
Shares		(Note 1)

INVESTMENT COMPANY - 3.30%

675,020	SSgA Prime Money Market Fund	$ 675,020

	Total Investment Company	675,020
	( Cost $675,020 )

TOTAL INVESTMENTS - 99.86%		20,428,333
( Cost $21,297,555 )
NET OTHER ASSETS AND LIABILITIES - 0.14%		29,322
TOTAL NET ASSETS - 100.00%		$ 20,457,655

*	Non-income producing.
REIT	Real Estate Investment Trust.

	The industry classification method used for
	purposes of this report may differ from the industry
	subclassification(s) used for Trust compliance
	purposes.

Small Cap Growth Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 98.03%				Financials (continued)
			3,900	Potlatch Corp., REIT	$ 115,323
	Consumer Discretionary - 11.58%		3,000	Stifel Financial Corp. *	149,790
5,100	Aaron's, Inc.	$ 140,097	37	Teton Advisors, Inc. (L) (T) *	-
3,700	Carter's, Inc. *	104,858	3,700	Tower Group, Inc.	92,389
1,000	Chico's FAS, Inc. *	11,470	1,500	World Acceptance Corp. *	35,580
3,800	CKE Restaurants, Inc.	33,630			1,259,971
3,300	CROCS, Inc. *	11,286
2,000	DineEquity, Inc.	49,420		Health Care - 14.57%
7,800	Drew Industries, Inc. *	149,682	1,500	Acorda Therapeutics, Inc. *	37,890
2,100	Gaylord Entertainment Co. *	29,967	10,500	Alkermes, Inc. *	108,360
3,100	Gymboree Corp. *	123,318	13,200	Allscripts-Misys Healthcare
5,800	JOS A Bank Clothiers, Inc. *	212,222		Solutions, Inc.	227,436
2,200	Maidenform Brands, Inc. *	30,426	1,200	AMAG Pharmaceuticals, Inc. *	54,492
7,700	Men's Wearhouse, Inc./The	166,397	12,300	American Medical Systems Holdings,
3,100	Meritage Homes Corp. *	66,340		Inc. *	188,067
6,800	PF Chang's China Bistro, Inc. *	230,588	13,600	AMN Healthcare Services, Inc. *	99,008
3,200	Pinnacle Entertainment, Inc. *	32,096	1,500	Analogic Corp.	56,865
600	Red Robin Gourmet Burgers, Inc. *	11,232	25,200	Arena Pharmaceuticals, Inc. *	128,520
11,300	Spartan Motors, Inc.	79,100	3,700	Centene Corp. *	71,447
3,500	Tempur-Pedic International, Inc.	51,905	2,400	Cepheid, Inc. *	25,368
5,600	WMS Industries, Inc. *	202,496	600	Chemed Corp.	26,460
200	Wolverine World Wide, Inc.	4,820	6,500	Cubist Pharmaceuticals, Inc. *	129,155
3,100	Zumiez, Inc. *	29,605	6,700	Emeritus Corp. *	78,055
		1,770,955	7,600	ev3, Inc. *	93,252
			1,900	Landauer, Inc.	127,148
	Consumer Staples - 3.31%		3,600	MAP Pharmaceuticals, Inc. *	36,684
600	Coca-Cola Bottling Co. Consolidated	33,912	6,700	Medicines Co./The *	54,337
550	Green Mountain Coffee Roasters,		975	Myriad Pharmaceuticals, Inc. *	4,748
	Inc. *	38,742	1,800	National Healthcare Corp.	67,050
3,700	Ruddick Corp.	86,950	5,100	PDL BioPharma, Inc.	41,973
8,900	United Natural Foods, Inc. *	240,567	6,800	PSS World Medical, Inc. *	137,428
7,500	Winn-Dixie Stores, Inc. *	106,275	4,500	Regeneron Pharmaceuticals, Inc. *	96,480
		506,446	2,000	Theravance, Inc. *	30,200
			3,900	Valeant Pharmaceuticals
	Energy - 6.16%			International *	100,620
3,500	Atwood Oceanics, Inc. *	100,940	5,100	Viropharma, Inc. *	37,587
3,800	CARBO Ceramics, Inc.	158,422	4,000	West Pharmaceutical Services, Inc.	146,000
12,700	Carrizo Oil & Gas, Inc. *	241,300	1,200	XenoPort, Inc. *	24,372
800	Dril-Quip, Inc. *	33,832			2,229,002
1,200	GMX Resources, Inc. *	13,956
8,100	Hercules Offshore, Inc. *	38,394		Industrials - 22.44%
2,400	Matrix Service Co. *	24,312	8,200	AAR Corp. *	156,866
5,200	Penn Virginia Corp.	99,892	5,900	Actuant Corp., Class A	75,756
4,000	Petroleum Development Corp. *	67,360	2,400	Advanced Battery Technologies,
9,000	RPC, Inc.	73,980		Inc. *	10,296
3,400	Stone Energy Corp. *	36,924	1,200	Ameron International Corp.	89,424
4,000	Superior Well Services, Inc. *	26,120	1,100	Beacon Roofing Supply, Inc. *	18,447
600	World Fuel Services Corp.	26,316	4,200	Bucyrus International, Inc.	123,816
		941,748	500	CLARCOR, Inc.	16,555
			1,800	Deluxe Corp.	28,170
	Financials - 8.24%		700	EMCOR Group, Inc. *	16,884
4,700	eHealth, Inc. *	76,328	27,100	EnergySolutions, Inc.	233,331
2,700	GAMCO Investors, Inc., Class A	123,255	1,600	EnerNOC, Inc. *	49,088
2,400	Hancock Holding Co.	96,936	1,100	Esterline Technologies Corp. *	31,273
4,100	Highwoods Properties, Inc., REIT	105,001	3,300	Franklin Electric Co., Inc.	106,920
4,900	KBW, Inc. *	143,031	8,600	GeoEye, Inc. *	213,280
6,200	Knight Capital Group, Inc., Class A *	115,134	8,600	Heartland Express, Inc.	132,440
12,400	Omega Healthcare Investors, Inc., REIT	207,204	2,700	Herman Miller, Inc.	44,847
			14,900	Hexcel Corp. *	152,129
			1,900	ICF International, Inc. *	49,210

Small Cap Growth Fund (concluded)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS (continued)				Information Technology (continued)
			1,700	TNS, Inc. *	$ 38,981
	Industrials (continued)		8,200	Ultratech, Inc. *	97,662
6,700	Korn/Ferry International *	$ 93,197	21,600	Valueclick, Inc. *	248,400
3,500	Layne Christensen Co. *	83,055	4,600	Varian Semiconductor Equipment
600	Lindsay Corp.	21,282		Associates, Inc. *	147,384
17,300	MasTec, Inc. *	179,055	2,200	VeriFone Holdings, Inc. *	19,822
4,900	Mcgrath Rentcorp	94,178	1,800	Viasat, Inc. *	48,600
2,100	Middleby Corp. *	102,690			4,473,032
4,000	Mine Safety Appliances Co.	112,360
4,200	Moog, Inc., Class A *	113,232		Materials - 1.86%
14,200	MPS Group, Inc. *	122,830	5,500	Allied Nevada Gold Corp. *	48,125
1,000	Multi-Color Corp.	15,620	2,700	Deltic Timber Corp.	121,419
300	Navigant Consulting, Inc. *	3,570	600	Haynes International, Inc. *	13,818
7,900	Old Dominion Freight Line, Inc. *	281,477	3,900	LSB Industries, Inc. *	69,264
3,100	Orbital Sciences Corp. *	41,974	700	WR Grace & Co. *	11,641
2,500	RBC Bearings, Inc. *	59,250	2,100	Zoltek Cos., Inc. *	20,832
5,400	Resources Connection, Inc. *	81,540			285,099
2,400	Rollins, Inc.	43,992
3,600	SYKES Enterprises, Inc. *	71,640		Telecommunication Services - 0.63%
2,400	Triumph Group, Inc.	95,856	10,100	Premiere Global Services, Inc. *	96,859
2,800	United Stationers, Inc. *	129,976
1,900	Valmont Industries, Inc.	136,458		Total Common Stocks	14,995,076
		3,431,964		( Cost $13,460,269 )

	Information Technology - 29.24%		INVESTMENT COMPANY - 1.90%
5,300	Adtran, Inc.	128,048
10,100	Advanced Energy Industries, Inc. *	121,503	290,874	SSgA Prime Money Market Fund	290,874
3,300	Advent Software, Inc. *	120,285
3,700	Anixter International, Inc. *	126,614		Total Investment Company	290,874
3,700	ANSYS, Inc. *	115,662		( Cost $290,874 )
5,700	Bankrate, Inc. *	163,590
15,800	Benchmark Electronics, Inc. *	249,640	TOTAL INVESTMENTS - 99.93%		15,285,950
600	CommScope, Inc. *	15,360	( Cost $13,751,143 )
200	Comtech Telecommunications Corp. *	6,374	NET OTHER ASSETS AND LIABILITIES - 0.07%		11,085
7,000	Concur Technologies, Inc. *	241,430	TOTAL NET ASSETS - 100.00%		$ 15,297,035
4,900	CSG Systems International, Inc. *	81,732
1,400	Cymer, Inc. *	47,894
7,000	EPIQ Systems, Inc. *	112,350	*	Non-income producing.
1,900	Equinix, Inc. *	155,287
2,200	Factset Research Systems, Inc.	124,740	(L)	Security valued at fair value using methods
12,000	Harmonic, Inc. *	83,160		determined in good faith by or at the discretion of
11,600	IXYS Corp.	89,668		the Board of Trustees (see Note 1).
4,600	j2 Global Communications, Inc. *	110,354
5,600	Littelfuse, Inc. *	131,040	(T)	Illiquid security.
2,500	MAXIMUS, Inc.	106,550	REIT	Real Estate Investment Trust.
8,600	MKS Instruments, Inc. *	166,582
6,500	Netlogic Microsystems, Inc. *	258,310		The industry classification method used for
5,400	Novatel Wireless, Inc. *	51,192		purposes of this report may differ from the industry
900	NVE Corp. *	48,357		sub-classification(s) used for Trust compliance
500	Omniture, Inc. *	6,840		purposes.
1,200	Plexus Corp. *	30,828
6,100	Progress Software Corp. *	138,043
3,600	Quest Software, Inc. *	53,064
900	RightNow Technologies, Inc. *	10,836
9,900	Rovi Corp. *	258,984
6,300	Scansource, Inc. *	179,739
4,400	Smith Micro Software, Inc. *	50,292
4,300	SPSS, Inc. *	212,764
2,600	Synaptics, Inc. *	62,322
1,900	THQ, Inc. *	12,749
International Stock Fund Portfolio of Investments (Unaudited)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS - 96.75%				France - 9.61%
			38,536	BNP Paribas	$ 2,814,164
	Argentina - 0.12%		27,500	Bouygues S.A.	1,173,338
5,700	Tenaris S.A., ADR	$ 172,824	30,000	Cie de Saint-Gobain	1,218,543
			22,232	Groupe Danone S.A.	1,194,876
	Australia - 0.96%		1,322	Neopost S.A.	112,773
26,314	ABC Learning Centres, Ltd. (L)*	-	49,121	Sanofi-Aventis S.A.	3,223,179
10,092	Cabcharge Australia, Ltd.	43,241	2,096	Sechilienne-Sidec	80,886
39,228	Fairfax Media, Ltd.	48,233	65,615	Total S.A.	3,645,033
22,505	James Hardie Industries N.V. *	97,365	1,006	Virbac S.A.	91,964
50,596	Macquarie Infrastructure Group	61,157			13,554,756
68,200	QBE Insurance Group, Ltd.	1,108,605
		1,358,601		Germany - 8.54%
			24,800	Allianz SE	2,450,162
	Austria - 0.05%		16,480	Compugroup Holding AG *	159,994
1,704	Andritz AG	74,809	3,000	CTS Eventim AG	122,497
			29,000	Daimler AG	1,344,366
	Belgium - 1.69%		17,100	Deutsche Bank AG	1,108,137
55,700	Anheuser-Busch InBev N.V.	2,219,882	73,100	E.ON AG	2,771,932
7,757	Arseus N.V.	84,500	1,118	Fielmann AG	73,871
1,379	EVS Broadcast Equipment S.A.	80,130	2,667	Gerresheimer AG	59,818
		2,384,512	10,750	Merck KGaA	1,002,210
			854	Pfeiffer Vacuum Technology AG	63,584
	Brazil - 2.19%		35,414	Siemens AG	2,831,393
61,930	Banco do Brasil S.A.	784,558	1,206	Wincor Nixdorf AG	64,843
25,700	Cia de Concessoes Rodoviarias	420,059			12,052,807
3,100	Cia Energetica de Minas Gerais, ADR	44,268
63,700	Companhia Brasileira de Meios de			Greece - 0.84%
	Pagamento *	611,039	49,390	OPAP S.A.	1,188,163
1,090	Empresa Brasileira de Aeronautica
	S.A., ADR	21,244		Hong Kong - 0.88%
15,890	JHSF Participacoes S.A.	22,480	141,420	Esprit Holdings, Ltd.	1,016,386
11,900	Natura Cosmeticos S.A.	169,059	70,000	Huabao International Holdings, Ltd.	73,883
36,667	Redecard S.A.	545,274	755,000	Shougang Concord International
13,800	Souza Cruz S.A.	469,602		Enterprises Co., Ltd.	151,972
		3,087,583			1,242,241

	Canada - 1.15%			India - 0.82%
56,300	TELUS Corp.	1,622,884	5,400	Infosys Technologies, Ltd., ADR	232,362
			2,996	Jindal Steel & Power, Ltd.	183,840
	China - 0.05%		14,881	Oil & Natural Gas Corp., Ltd.	363,102
1,500	Netease.com, ADR *	66,090	26,151	Punjab National Bank, Ltd.	376,313
					1,155,617
	Cyprus - 0.01%
8,223	Prosafe Production Public, Ltd. *	15,457		Indonesia - 0.79%
			603,000	Bank Mandiri Tbk PT	253,655
	Denmark - 0.84%		13,000	Tambang Batubara Bukit Asam Tbk PT	17,814
20,200	Novo Nordisk A/S, B Shares	1,190,981	18,650	Telekomunikasi Indonesia Tbk PT, ADR	658,718
			146,183	United Tractors Tbk PT	190,737
	Egypt - 0.63%				1,120,924
18,334	Commercial International Bank	160,274
6,078	Eastern Tobacco	134,202		Ireland - 1.36%
5,190	Egyptian Co. for Mobile Services	200,182	72,240	CRH PLC	1,727,546
10,368	Orascom Construction Industries	398,032	5,339	DCC PLC	114,337
		892,690	14,713	Irish Life & Permanent PLC	72,302
					1,914,185
	Finland - 0.20%
2,415	Konecranes OYJ	65,958		Isle of Man - 0.04%
5,340	Sampo OYJ, A Shares	111,691	25,629	Hansard Global PLC	61,033
2,550	Vacon PLC	98,297
		275,946

International Stock Fund (continued)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS (continued)				Malaysia - 0.19%
			9,800	British American Tobacco Malaysia Bhd	$ 129,368
	Israel - 0.67%		154,200	PLUS Expressways Bhd	143,585
62,361	Bank Hapoalim BM *	$ 204,921			272,953
1,900	Cellcom Israel, Ltd.	53,124
16,564	Delek Automotive Systems, Ltd.	176,728		Mexico - 1.31%
43,780	Israel Chemicals, Ltd.	505,868	11,110	America Movil SAB
		940,641		de C.V., Series L, ADR	477,841
			8,630	Desarrolladora Homex SAB
	Italy - 2.04%			de C.V., ADR *	304,035
5,099	Ansaldo STS SpA	103,447	12,810	Fomento Economico Mexicano SAB
52,800	Atlantia SpA	1,166,922		de C.V., ADR	494,466
65,930	ENI SpA	1,537,115	17,600	Grupo Mexico SAB de C.V.	25,065
9,256	MARR SpA	76,778	21,900	Grupo Televisa S.A., ADR	396,171
		2,884,262	34,510	Kimberly-Clark de Mexico SAB
				de C.V., Class A	143,781
	Japan - 15.80%				1,841,359
6,730	Amano Corp.	60,078
4,980	Asahi Holdings, Inc. *	92,916		Netherlands - 1.43%
87,000	Canon, Inc.	3,248,294	3,900	ASM International N.V. *	65,842
48,240	Daito Trust Construction Co., Ltd.	2,377,687	2,779	Fugro N.V.	124,919
4,930	Don Quijote Co., Ltd.	102,777	76,600	TNT N.V.	1,822,516
13,500	Fanuc, Ltd.	1,109,472			2,013,277
1,470	Hisamitsu Pharmaceutical Co., Inc.	50,842
80,700	HOYA Corp.	1,950,389		Norway - 0.16%
144	INPEX Corp.	1,102,713	7,360	Kongsberg Gruppen AS	89,025
2,560	Jafco Co., Ltd.	89,896	9,680	ODIM ASA	61,392
597	Japan Tobacco, Inc.	1,730,160	6,610	TGS Nopec Geophysical Co. ASA *	75,069
4,510	JSR Corp.	81,380			225,486
287	KDDI Corp.	1,523,867
6,200	Keyence Corp.	1,225,639		Philippines - 0.47%
4,340	Konami Corp.	92,497	12,590	Philippine Long Distance Telephone
30,200	Kurita Water Industries, Ltd.	1,002,993		Co., ADR	663,115
5,800	Megane TOP Co., Ltd.	87,603
4,550	MISUMI Group, Inc.	74,642		Russia - 1.38%
57,200	Mitsubishi Corp.	1,143,455	15,350	Lukoil OAO, ADR	767,500
102,000	Mitsubishi Estate Co., Ltd.	1,701,349	15,360	Mobile Telesystems OJSC, ADR	644,966
2,900	Nomura Research Institute, Ltd.	71,929	5,522	Oriflame Cosmetics S.A., SDR	273,758
5,080	Ohara, Inc.	71,731	192,279	TNK-BP Holding	217,275
4,310	Roland DG Corp.	61,952	2,029	Uralkali, GDR	37,334
1,000	Sankyo Co., Ltd.	59,654			1,940,833
39,900	Secom Co., Ltd.	1,709,186
6,100	Shinko Plantech Co., Ltd.	50,132		Singapore - 1.91%
5,200	Suruga Bank, Ltd.	55,330	60,060	Ezra Holdings, Ltd. *	64,260
2,650	Sysmex Corp.	101,745	1,083,300	Singapore Telecommunications, Ltd.	2,634,210
4,240	T Hasegawa Co., Ltd.	60,229			2,698,470
14,900	T&D Holdings, Inc.	438,119
20	THK Co., Ltd.	329		South Africa - 2.13%
19,400	Tokio Marine Holdings, Inc.	564,282	13,392	Kumba Iron Ore, Ltd.	354,667
1,800	Unicharm Petcare Corp.	57,116	19,901	Massmart Holdings, Ltd.	192,945
2,310	Union Tool Co.	64,136	67,422	Murray & Roberts Holdings, Ltd.	409,300
1,240	USS Co., Ltd.	77,643	37,381	Nedbank Group, Ltd.	511,967
		22,292,162	67,365	Pretoria Portland Cement Co., Ltd.	250,285
			213,227	Sanlam, Ltd.	539,601
			13,530	Standard Bank Group, Ltd.	161,643
			12,758	Tiger Brands, Ltd.	256,263
			64,154	Truworths International, Ltd.	328,231
					3,004,902

International Stock Fund (continued)

		Value			Value
Shares		(Note 1)	Shares		(Note 1)

COMMON STOCKS (continued)				Turkey (continued)
			61,052	Turkcell Iletisim Hizmet AS	$ 387,691
	South Korea - 1.80%		193,703	Turkiye Is Bankasi, Series C	670,935
262	Amorepacific Corp.	$ 143,565			1,578,213
1,610	Hite Brewery Co., Ltd.	224,157
4,530	KT&G Corp.	262,978		United Kingdom - 22.67%
2,224	NHN Corp. *	323,224	348,800	BAE Systems PLC	1,789,495
1,637	S1 Corp./Korea	74,506	374,700	Barclays PLC	1,892,943
1,379	Samsung Electronics Co., Ltd., GDR (C)	408,184	104,900	BG Group PLC	1,751,284
21,792	Shinhan Financial Group Co., Ltd. *	738,110	316,191	BP PLC	2,627,219
14,405	Woongjin Coway Co., Ltd.	360,653	39,220	British American Tobacco PLC	1,217,780
		2,535,377	886,700	BT Group PLC	1,876,712
			20,800	Cairn Energy PLC *	832,848
	Spain - 1.46%		6,369	Charter International PLC	59,604
133,387	Banco Santander S.A.	1,934,837	3,262	Chemring Group PLC	110,498
5,310	Indra Sistemas S.A.	122,245	10,452	Dignity PLC	106,723
		2,057,082	49,774	Hampson Industries PLC	52,403
			28,603	Healthcare Locums PLC	96,556
	Sweden - 1.30%		302,183	HSBC Holdings PLC	3,058,998
11,917	Duni AB	73,932	20,852	IG Group Holdings PLC	104,889
9,190	Elekta AB, B Shares	144,444	40,048	Imperial Tobacco Group PLC	1,145,108
4,547	Getinge AB, B Shares	68,004	140,400	Informa PLC	562,524
4,760	Indutrade AB	71,684	260,700	International Power PLC	1,112,045
5,720	Loomis AB, Class B	55,051	6,320	Intertek Group PLC	109,736
145,460	Telefonaktiebolaget LM Ericsson,		309,600	Prudential PLC	2,319,193
	B Shares	1,426,148	232,400	QinetiQ Group PLC	524,307
		1,839,263	25,600	Reckitt Benckiser Group PLC	1,230,395
			63,520	Sepura, Ltd.	55,464
	Switzerland - 9.02%		80,000	Standard Chartered PLC	1,899,764
491	Acino Holding AG	86,508	263,400	Tesco PLC	1,617,666
1,840	Bank Sarasin & Cie AG, Series B *	60,094	96,700	Unilever PLC	2,553,285
488	Burckhardt Compression Holding AG	64,164	1,013,692	Vodafone Group PLC	2,078,578
59,300	Credit Suisse Group AG	2,806,476	153,700	WPP PLC	1,186,032
57,470	Nestle S.A.	2,368,709			31,972,049
39,185	Novartis AG	1,797,211
14,780	Roche Holding AG	2,333,939		Total Common Stocks	136,478,613
2,641	Swissquote Group Holding S.A.	138,603		( Cost $139,753,112 )
1,460	Tecan Group AG	62,940
72,700	UBS AG *	1,063,537	PREFERRED STOCKS - 0.58%
9,827	Zurich Financial Services AG	1,933,995
		12,716,176		Brazil - 0.53%
			15,503	AES Tiete S.A.	166,989
	Taiwan - 0.79%		8,200	Eletropaulo Metropolitana
289,889	Advanced Semiconductor			Eletricidade de Sao Paulo S.A., B Shares	152,922
	Engineering, Inc.	208,970	5,000	Fertilizantes Fosfatados S.A.	47,132
94,947	HON HAI Precision Industry Co., Ltd.	327,024	19,530	Suzano Papel e Celulose S.A.,
25,000	HTC Corp.	340,999		Class A	185,771
130,804	Taiwan Semiconductor Manufacturing		8,200	Usinas Siderurgicas de Minas
	Co., Ltd.	234,832		Gerais S.A., A Shares	194,580
		1,111,825			747,394

	Thailand - 0.33%			Germany - 0.05%
15,700	Banpu PCL	175,316	1,027	Fuchs Petrolub AG	62,799
120,700	Kasikornbank PCL	283,749
		459,065		Total Preferred Stocks	810,193
				( Cost $706,849 )
	Turkey - 1.12%
83,824	Akbank TAS	472,521
20,029	KOC Holding AS *	47,066

International Stock Fund (concluded)

		Value
Shares		(Note 1)
			OTHER INFORMATION:
WARRANTS AND RIGHTS - 0.00%			Industry Concentration
				% of Net Assets
	Switzerland - 0.00%		Commercial Banks	11.7%
1,840	Bank Sarasin & Cie AG		Oil, Gas & Consumable Fuels	9.3%
	Exp. 09/15/09 *	$ 1,690	Pharmaceuticals	6.9%
			Insurance	6.8%
	Total Warrants and Rights	1,690	Diversified Telecommunication Services	5.4%
	( Cost $1,508 )		Food Products	4.5%
			Wireless Telecommunication Services	3.7%
INVESTMENT COMPANY - 2.63%			Tobacco	3.6%
			Electrical Equipment	3.3%
	United States - 2.63%		Electric Utilities	3.0%
3,710,708	SSgA Prime Money Market Fund	$ 3,710,708	Capital Markets	3.0%
			Real Estate Management & Development	2.9%
	Total Investment Company	3,710,708	Electronic Equipment & Instruments	2.8%
	( Cost $3,710,708 )		Commercial Services & Supplies	2.8%
			Net Other Assets & Liabilities	2.7%
TOTAL INVESTMENTS - 99.96%		141,001,204	Office Electronics	2.4%
( Cost $144,172,177 )			Beverages	2.1%
NET OTHER ASSETS AND LIABILITIES - 0.04%		58,657	Industrial Conglomerates	2.0%
TOTAL NET ASSETS - 100.00%		$ 141,059,861	Media	1.6%
			Distributors	1.5%
			Construction Materials	1.5%
*	Non-income producing.		Aerospace & Defense	1.5%
			Food & Staples Retailing	1.3%
(C)	Security sold within terms of a private placement		Air Freight & Logistics	1.3%
	memorandum exempt from registration under section		Machinery	1.2%
	144A of the Securities Act of 1933, as amended,		Communications Equipment	1.1%
	and may be sold only to dealers in that program or		Household Products	1.0%
	other "qualified institutional investors." The		Automobiles	1.0%
	securities have been determined to be liquid under		IT Services	0.9%
	guidelines established by the Board of Trustees.		Hotels, Restaurants & Leisure	0.9%
(L)	Security valued at fair value using methods		Diversified Financial Services	0.8%
	determined in good faith by or at the discretion		Metals & Mining	0.8%
	of the Board of Trustees (see Note 1).		Construction & Engineering	0.6%
ADR	American Depositary Receipt.		Chemicals	0.5%
GDR	Global Depositary Receipt.		Transportation Infrastructure	0.5%
PLC	Public Limited Company.		Personal Products	0.5%
SDR	Swedish Depositary Receipt.		Specialty Retail	0.4%
			Semiconductors &
			Semiconductor Equipment	0.4%
			Computers & Peripherals	0.3%
			Health Care Equipment & Supplies	0.3%
			Textiles, Apparel & Luxury Goods	0.2%
			Software	0.2%
			Household Durables	0.2%
			Energy Equipment & Services	0.1%
			Paper & Forest Products	0.1%
			Leisure Equipment & Products	0.1%
			Multiline Retail	0.1%
			Health Care Providers & Services	0.1%
			Multi-Utilities	0.1%
			Marine*	0.0%
				100.0%
			*Rounds to 0.0%

			The industry classification method used for
			purposes of this report may differ from the industry
			subclassification(s) used for Trust compliance
			purposes.

Notes to Portfolios of Investments (Unaudited):

1. Portfolio Valuation: Equity securities and exchange-traded funds ("ETFs") listed on any U.S. or foreign stock exchange or quoted on the National Association of Securities Dealers Automated Quotation System ("NASDAQ") are valued at the last quoted sale price or official closing price on that exchange or NASDAQ on the valuation day (provided that, for securities traded on NASDAQ, the Funds utilize the NASDAQ Official Closing Price). If no sale occurs, (a) equities traded on a U.S. exchange or on NASDAQ are valued at the mean between the closing bid and closing asked prices and (b) equity securities traded on a foreign exchange are valued at the official bid price. Debt securities purchased with a remaining maturity of 61 days or more are valued by a pricing service selected by the Trust or on the basis of dealer-supplied quotations. Investments in shares of open-ended mutual funds, including money market funds, are valued at their daily net asset value ("NAV") which is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time) on each day on which the New York Stock Exchange is open for business. NAV per share is determined by dividing each fund's total net assets by the number of shares of such fund outstanding at the time of calculation. Because the assets of the Target Allocation Funds consist primarily of shares of underlying funds, the NAV of each Target Allocation Fund is determined based on the NAVs of the underlying funds. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Short-term instruments having maturities of 60 days or less and all securities in the Cash Reserves Fund are valued on an amortized cost basis, which approximates market value.

Over-the-counter securities not listed or traded on NASDAQ are valued at the last sale price on the valuation day. If no sale occurs on the valuation day, an over-the-counter security is valued at the mean between the last bid and asked prices. Over-the-counter options are valued based upon prices provided by market makers in such securities or dealers in such currencies. Exchange traded options are valued at the last sale or bid price on the exchange where such option contract is principally traded. Financial futures contracts generally are valued at the settlement price established by the exchange(s) on which the contracts are primarily traded. The Trust's securities Valuation Committee (the "Committee") shall estimate the fair value of futures positions affected by the daily limit by using its valuation procedures for determining fair value, when necessary. Spot and forward foreign currency exchange contracts are valued based on quotations supplied by dealers in such contracts. Overnight repurchase agreements are valued at cost, and term repurchase agreements (i.e., those whose maturity exceeds seven days), swaps, caps, collars and floors are valued at the average of the closing bids obtained daily from at least one dealer.

The value of all assets and liabilities expressed in foreign currencies will be converted into U.S. dollar values using the then-current exchange rate.

All other securities for which either quotations are not readily available, no other sales have occurred, or in the Investment Adviser's opinion, do not reflect the current market value, are appraised at their fair values as determined in good faith by the Committee and under the general supervision of the Board of Trustees. When fair value pricing of securities is employed, the prices of securities used by the Funds to calculate NAV may differ from market quotations or official closing prices. Because the Target Allocation Funds primarily invest in underlying funds, government securities and short-term paper, it is not anticipated that the Investment Adviser will need to "fair" value any of the investments of these funds. However, an underlying fund may need to "fair" value one or more of its investments, which may, in turn, require a Target Allocation Fund to do the same because of delays in obtaining the underlying fund's NAV.

A fund's investments (or underlying fund) will be valued at fair value if, in the judgment of the Committee, an event impacting the value of an investment occurred between the closing time of a security's primary market or exchange (for example, a foreign exchange or market) and the time the fund's share price is calculated as of the close of regular trading on the New York Stock Exchange (usually 3:00 p.m. Central Time). Significant events may include, but are not limited to, the following: (1) significant fluctuations in domestic markets, foreign markets or foreign currencies; (2) occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant government actions; and (3) major announcements affecting a single issuer or an entire market or market sector. In responding to a significant event, the Committee would determine the fair value of affected securities considering factors including, but not limited to: fundamental analytical data relating to the investment; the nature and duration of any restrictions on the disposition of the investment; and the forces influencing the market(s) in which the investment is purchased or sold. The Committee may rely on an independent fair valuation service to adjust the valuations of foreign equity securities based on specific market-movement parameters established by the Committee and approved by the Trust.

2. Fair Value Measurements: Each fund adopted the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements (''FAS 157''), effective January 1, 2008. In April 2009, the FASB issued FASB Staff Position No. 157-4, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly" ("FSP 157-4"). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. Each fund adopted FSP 157-4 effective July 31, 2009.

In accordance with FAS 157, fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 has established a three-tier hierarchy to maximize the use of observable market data "inputs" and minimize the use of unobservable "inputs" and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 -- quoted prices in active markets for identical investments

Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The valuation techniques used by the funds to measure fair value for the period ended July 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized the following fair value techniques: multi-dimensional relational pricing model and option adjusted spread pricing; the funds estimated the price that would have prevailed in a liquid market for an international equity security given information available at the time of evaluation.

The following is a summary of the inputs used as of July 31, 2009 in valuing the funds' investments carried at market value:

Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/2009
Conservative Allocation[1]	$ 32,973,283	$ -	$ -	$ 32,973,283
Moderate Allocation[1]	81,513,601	-	-	81,513,601
Aggressive Allocation[1]	27,453,296	-	-	27,453,296
Money Market[2]	1,665,460	17,941,464	-	19,606,924
Bond
Asset Backed	-	1,889,323	-	1,889,323
Corporate Notes and Bonds	-	35,517,707	-	35,517,707
Mortgage Backed	-	41,421,111	-	41,421,111
U.S. Government and Agency Obligations	3,615,564	101,459,649	-	105,075,213
Certificate of Deposit	-	1,684,047	-	1,684,047
Investment Companies	8,674,995	-	-	8,674,995
	12,290,559	181,971,837	-	194,262,396
High Income[3]	3,122,555	98,192,638	-	101,315,193
Diversified Income
Common Stocks	36,950,418	-	-	36,950,418
Asset Backed	-	1,054,808	-	1,054,808
Corporate Notes and Bonds	-	17,850,207	-	17,850,207
Mortgage Backed	-	16,525,321	-	16,525,321
U.S. Government and Agency Obligations	808,992	12,622,790	-	13,431,782
Investment Companies	2,494,827	-	-	2,494,827
	40,254,237	48,053,126	-	88,307,363
Large Cap Value[1]	133,873,994	-	-	133,873,994
Large Cap Growth[1]	147,768,991	-	-	147,768,991
Mid Cap Value[1]	28,858,257	-	-	28,858,257
Mid Cap Growth[2]
Common Stocks	40,091,775		-	40,091,775
Certificate of Deposit	-	358,953	-	358,953
Investment Companies	2,610,834	-	-	2,610,834
	42,702,609	358,953	-	43,061,562
Small Cap Value[1]	20,428,333	-	-	20,428,333
Small Cap Growth[1]	15,285,950	-	-	15,285,950

1 At July 31, 2009 all investments are level 1, see Schedule of Investments.

2 At July 31, 2009 all Level 2 securities held are Short Term Investments, see Schedule of Investments.

3 At July 31, 2009 all Level 2 securities held are Corporate Notes and Bonds and Certificates of Deposits, see Schedule of Investments.

4 At July 31, 2009 all Level 3 securities held were valued at 0, see Schedule of Investments.

(Continued) Fund	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Value at 7/31/2009
International Stock
Common Stocks
Argentina	-	172,824	-	172,824
Australia[4]	-	1,358,601	-	1,358,601
Austria	-	74,809	-	74,809
Belgium	-	2,384,512	-	2,384,512
Brazil	2,411,032	676,551	-	3,087,583
Canada	1,622,884	-	-	1,622,884
China	-	66,090	-	66,090
Cyprus	-	15,457	-	15,457
Denmark	-	1,190,981	-	1,190,981
Egypt	-	892,690	-	892,690
Finland	-	275,946	-	275,946
France	-	13,554,756	-	13,554,756
Germany	-	12,052,807	-	12,052,807
Greece	-	1,188,163	-	1,188,163
Hong Kong	-	1,242,241	-	1,242,241
India	-	1,155,617	-	1,155,617
Indonesia	658,718	462,206	-	1,120,924
Ireland	-	1,914,185	-	1,914,185
Isle of Man	-	61,033	-	61,033
Israel	-	940,641	-	940,641
Italy	-	2,884,262	-	2,884,262
Japan	-	22,292,162	-	22,292,162
Malaysia	-	272,953	-	272,953
Mexico	843,987	997,372	-	1,841,359
Netherlands	-	2,013,277	-	2,013,277
Norway	-	225,486	-	225,486
Philippines	663,115	-	-	663,115
Russia	-	1,940,833	-	1,940,833
Singapore	-	2,698,470	-	2,698,470
South Africa	-	3,004,902	-	3,004,902
South Korea	-	2,535,377	-	2,535,377
Spain	-	2,057,082	-	2,057,082
Sweden	-	1,839,263	-	1,839,263
Switzerland	-	12,716,176	-	12,716,176
Taiwan	-	1,111,825	-	1,111,825
Thailand	-	459,065	-	459,065
Turkey	-	1,578,213	-	1,578,213
United Kingdom	-	31,972,049	-	31,972,049
Preferred Stocks
Brazil	505,682	241,712	-	747,394
Germany	-	62,799	-	62,799
Warrants and Rights
Switzerland	-	1,690	-	1,690
Investment Companies	3,710,708	-	-	3,710,708
	10,416,126	130,585,078	-	141,001,204

1 At July 31, 2009 all investments are level 1, see Schedule of Investments.

2 At July 31, 2009 all Level 2 securities held are Short Term Investments, see Schedule of Investments.

3 At July 31, 2009 all Level 2 securities held are Corporate Notes and Bonds and Certificates of Deposits, see Schedule of Investments.

4 At July 31, 2009 all Level 3 securities held were valued at 0, see Schedule of Investments.

Other Information (Unaudited)

ANNUAL AND SEMIANNUAL REPORTS

The Funds' annual and semiannual reports provide additional information about the Funds' investments. The reports contain a discussion of the market conditions and investment strategies that significantly affect each fund's performance during the last fiscal year (other than the Cash Reserves Fund), and financial statements for the Funds. The reports are available to shareholders at no cost on the Funds' website at www.membersfunds.com or the SEC's website at www.sec.gov, or by calling 1-800-877-6089.

Item 2. Controls Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses. The officers recognized that there was a change in the Trust's investment adviser from MEMBERS Capital Advisors, Inc. to Madison Asset Management, LLC effective July 1, 2009, which included a change in the principal executive officer and the addition of a second principal financial officer.  However, the officers determined that such changes did not materially change the Trust's disclosur controls and procedures other than the manner by which they are and will be documented going forward.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that rred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MEMBERS Mutual Funds

By: (signature)
Holly Baggot, Secretary and Principal Financial Officer
Date: September 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and he Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)
Katherine L. Frank, Principal Executive Officer
Date: September 21, 2009

By: (signature)
Greg Hoppe, Principal Financial Officer
Date: September 21, 2009